UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Principal Amount	Value
Corporate Bonds and Notes - 50.1%
Financials - 14.1%
Ally Financial, Inc., 8.000%, 03/15/20	$775,000	$893,188
Bank of America Corp., Series M, 8.125%, 12/29/49[1]	645,000	674,831
Crown Castle International Corp., 5.250%, 01/15/23	865,000	918,154
General Electric Capital Corp., GMTN, 6.000%, 08/07/19	775,000	896,798
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,375,000	1,647,236
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23[2]	815,000	858,740
International Lease Finance Corp., 8.250%, 12/15/20	700,000	820,750
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[1]	1,210,000	1,258,400
Morgan Stanley, GMTN, 5.500%, 07/28/21	750,000	848,230
Wells Fargo & Co., Series K, 7.980%, 03/29/49[1]	1,265,000	1,337,738
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,750,915
Total Financials		11,904,980
Industrials - 36.0%
AbbVie, Inc., 3.200%, 11/06/22	930,000	930,660
Actavis Funding SCS, 3.800%, 03/15/25	1,000,000	967,931
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	1,295,000	1,307,950
Automatic Data Processing, Inc., 3.375%, 09/15/25	846,000	860,243
Ball Corp., 5.250%, 07/01/25	575,000	568,888
BorgWarner, Inc., 3.375%, 03/15/25	1,000,000	981,127
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,465,000	1,762,681
CenturyLink, Inc., Series S, 6.450%, 06/15/21	430,000	395,600
CF Industries, Inc., 7.125%, 05/01/20	1,435,000	1,688,553
Chesapeake Energy Corp., 6.125%, 02/15/21[2]	915,000	642,216
CHS/Community Health Systems, Inc., 5.125%, 08/01/21	445,000	453,900
Comcast Corp., 7.050%, 03/15/33	660,000	871,592
Ford Motor Co., 7.450%, 07/16/31	670,000	834,356
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.750%, 02/01/22	765,000	673,391
Frontier Communications Corp., 144A, 8.875%, 09/15/20 (a)	500,000	491,250
General Motors Co., 6.250%, 10/02/43	750,000	800,472
Georgia-Pacific LLC, 8.000%, 01/15/24	755,000	980,051
HCA, Inc., 5.000%, 03/15/24	1,360,000	1,366,800
International Paper Co., 3.800%, 01/15/26[2]	935,000	923,141
L-3 Communications Corp., 4.950%, 02/15/21	1,185,000	1,258,652
Lear Corp., 5.375%, 03/15/24	450,000	452,250
Newfield Exploration Co., 5.375%, 01/01/26	500,000	460,000
Owens Corning, 4.200%, 12/15/22	855,000	867,522
QVC, Inc., 5.125%, 07/02/22	830,000	854,461
The Ryland Group, Inc., 6.625%, 05/01/20	850,000	928,625

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 36.0% (continued)
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	$1,700,000	$1,504,374
Teck Resources, Ltd., 4.500%, 01/15/21	1,110,000	748,950
Teekay Corp., 8.500%, 01/15/20	1,250,000	1,231,250
Tyson Foods, Inc., 4.875%, 08/15/34	845,000	863,743
Verizon Communications, Inc., 5.150%, 09/15/23	830,000	918,402
Viacom, Inc., 6.875%, 04/30/36	675,000	703,237
The Williams Cos., Inc., 8.750%, 03/15/32	1,360,000	1,296,697
WPX Energy, Inc., 6.000%, 01/15/22	915,000	791,475
Total Industrials		30,380,440
Total Corporate Bonds and Notes (cost $44,268,113)		42,285,420
Municipal Bonds - 6.6%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,175,000	1,693,645
Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,201,014
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	880,000	921,474
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	889,623
New Jersey Economic Development Authority, Series A, 7.425%, 02/15/29 (National Insured)[3]	770,000	871,278
Total Municipal Bonds (cost $5,643,062)		5,577,034
U.S. Government and Agency Obligations - 40.9%
Federal Home Loan Banks - 1.4%
FHLB, 2.125%, 05/27/21	1,160,000	1,163,313
Federal Home Loan Mortgage Corporation - 5.5%
FHLMC Gold Pool,
4.500%, 10/01/39	723,774	787,082
5.000%, 06/01/26 to 10/01/36	3,531,991	3,856,446
Total Federal Home Loan Mortgage Corporation		4,643,528
Federal National Mortgage Association - 22.7%
FNMA,
4.000%, 02/01/26 to 02/01/29	2,197,985	2,341,726
4.500%, 05/01/39	2,971,551	3,260,372
5.000%, 08/01/35	1,159,694	1,278,781
5.500%, 05/01/25 to 04/01/40	7,004,159	7,861,339
6.000%, 02/01/23 to 10/01/40	3,923,108	4,439,894
Total Federal National Mortgage Association		19,182,112
U.S. Treasury Obligations - 11.3%
United States Treasury Bond, 6.250%, 08/15/23	5,713,000	7,558,305
United States Treasury Notes,
2.250%, 11/15/24	1,469,000	1,496,811

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations - 11.3% (continued)
United States Treasury Notes,
3.500%, 05/15/20	$426,000	$467,122
Total U.S. Treasury Obligations		9,522,238
Total U.S. Government and Agency Obligations (cost $33,878,686)		34,511,191
Short-Term Investments - 3.6%
Repurchase Agreements - 2.2%[4]
Daiwa Capital Markets, dated 09/30/15, due 10/01/15, 0.200%, total to be received $883,526 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, totaling $901,191)	883,521	883,521
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,883,521

	Shares
Other Investment Companies - 1.4%[5]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	1,132,009	1,132,009
Total Short-Term Investments (cost $3,015,530)		3,015,530
Total Investments - 101.2% (cost $86,805,391)		85,389,175
Other Assets, less Liabilities - (1.2)%		(1,044,924)
Net Assets - 100.0%		$84,344,251

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Principal Amount	Value
Municipal Bonds - 96.1%
Arizona - 5.5%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/01/26	$2,560,000	$3,014,246
Arizona School Facilities Board COPS, Series A, 5.000%, 09/01/21	5,000,000	5,883,300
Arizona State University, College and University Revenue, Series A, 5.000%, 07/01/28	3,415,000	4,106,264
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	2,590,000	3,050,735
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	4,958,832
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	18,422,250
Phoenix Civic Improvement Corp., Water Utility Improvements, Series A, 5.000%, 07/01/22	3,650,000	4,171,402
Total Arizona		43,607,029
California - 7.8%
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,390,000	1,634,154
California State Public Works Board, Series F, 5.000%, 05/01/25[6]	6,000,000	7,335,720
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	6,124,800
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	1,948,888
California State Tax Exempt General Obligation, 5.000%, 08/01/26	3,000,000	3,675,870
Golden State Tobacco Securitization Corp., Series A, 5.000%, 06/01/33	6,000,000	6,800,100
Los Angeles Unified School District General Obligation, Series KRY, 5.250%, 07/01/28	2,100,000	2,456,790
Los Angeles Unified School District Gerenal Obligation, Series A, 5.000%, 07/01/23	10,000,000	12,229,000
University of California, College and University Revenue, Series I, 5.000%, 05/15/26	11,355,000	14,017,975
University of California, Limited Project Revenue, Series G, 5.000%, 05/15/25	4,740,000	5,684,587
Total California		61,907,884
Colorado - 1.3%
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,265,158
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,112,520
Total Colorado		10,377,678
District of Columbia - 2.7%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	5,913,850
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,509,885
District of Columbia, Series A, 5.000%, 06/01/24	7,250,000	8,931,710
Total District of Columbia		21,355,445
Florida - 3.1%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,697,397
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,670,000	1,953,817
Miami-Dade Water & Sewer System Revenue, 5.000%, 10/01/24	5,000,000	6,113,350
Miami-Dade Water & Sewer System Revenue, 5.000%, 10/01/25	5,055,000	6,146,021
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,374,380
Total Florida		24,284,965
Georgia - 1.6%
Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25	1,500,000	1,788,675

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 1.6% (continued)
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	$8,830,000	$10,799,796
Total Georgia		12,588,471
Idaho - 0.9%
Idaho Housing & Finance Association, 5.000%, 07/15/23	5,770,000	6,761,401
Illinois - 4.3%
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,105,000	6,138,660
Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,120,496
Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,159,380
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,620,000	4,255,310
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/20	5,320,000	6,180,084
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,270,377
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,095,000	2,394,836
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.500%, 06/15/29 (National Insured)[3]	6,520,000	7,591,627
Total Illinois		34,110,770
Indiana - 0.7%
Indiana Finance Authority Miscellaneous Revenue, Series A, 5.000%, 02/01/24	4,540,000	5,579,297
Kansas - 1.5%
State of Kansas Department of Transportation, Fuel Sales Tax Revenue, Series A, 5.000%, 09/01/22	10,000,000	12,141,400
Kentucky - 0.4%
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series A, 5.000%, 07/01/23	2,750,000	3,057,478
Maryland - 2.3%
State of Maryland, General Obligation, University and College Improvements, Series A, 5.000%, 08/01/23	15,000,000	18,450,450
Massachusetts - 4.4%
Massachusetts Development Finance Agency, Boston College, Series P, 5.000%, 07/01/21	3,090,000	3,316,991
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	10,000,000	12,108,500
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	5,645,000	6,885,094
Massachusetts State School Building Authority, Sales Tax Revenue, Series A, 5.000%, 08/15/22 (AMBAC)[3]	6,390,000	6,918,261
University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	5,957,600
Total Massachusetts		35,186,446
Michigan - 1.9%
Michigan Finance Authority Revenue, Health, Hospital and Nursing Home Revenue, 5.000%, 11/15/23	1,770,000	2,101,574
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	4,475,000	4,629,074
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	5,700,000	6,833,844
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,183,060
Total Michigan		14,747,552
Minnesota - 1.9%
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	12,500,000	15,164,125

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mississippi - 0.4%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	$2,585,000	$3,052,626
Missouri - 3.1%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	10,000,000	12,092,100
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/23	10,000,000	12,255,600
Total Missouri		24,347,700
New Jersey - 3.0%
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,935,000	2,073,798
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,175,000	2,325,902
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,625,000	2,750,554
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,184,840
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,301,853
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,790,914
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/25	2,600,000	3,046,446
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,243,940
New Jersey Transportation Trust Fund Authority, Transit Revenue, Series 2003 B, 5.250%, 12/15/19	1,270,000	1,374,483
Total New Jersey		24,092,730
New York - 10.5%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,758,440
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,472,863
New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,640,140
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	6,032,800
New York City General Obligation, Series I, 5.000%, 08/01/24	3,625,000	4,310,125
New York City General Obligation, Series I, 5.000%, 08/01/26	2,500,000	2,946,325
New York City General Obligation, Series J, 5.000%, 08/01/22	5,000,000	5,987,250
New York City Health & Hospital Corp., Series A, 5.000%, 02/15/23	1,020,000	1,223,827
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, 5.000%, 11/01/22	5,115,000	5,937,594
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	5,000,000	6,046,750
New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	4,635,000	5,419,242
New York State Dormitory Authority, Sales Tax Revenue, Series A, 5.000%, 03/15/21	10,000,000	11,915,500
New York State Thruway Authority, General Revenue, Junior Indebtedness, Series A, 5.000%, 05/01/19	10,540,000	11,896,814
New York State Thruway Authority, General Revenue, Series 2012 I, 5.000%, 01/01/21	2,800,000	3,274,992
New York State Urban Development Corp., General Revenue, Series A, 5.000%, 01/01/21	8,890,000	10,210,432
Total New York		83,073,094
North Carolina - 3.6%
North Carolina Limited Obligation, Series C, 5.000%, 05/01/24	8,375,000	10,285,840
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	6,052,663
North Carolina State Grant Anticipation Revenue, 5.000%, 03/01/23	3,275,000	3,851,924
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	6,575,000	7,995,792
Total North Carolina		28,186,219

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 6.9%
American Municipal Power, Inc., 5.000%, 02/15/23	$2,500,000	$2,905,275
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,010,000	3,564,231
Ohio State General Obligation, Common Schools, Series B, 5.000%, 03/15/25	5,000,000	5,926,000
Ohio State General Obligation, Series A, 5.000%, 09/15/22	12,140,000	14,700,447
Ohio State General Obligation, Series R, 5.000%, 05/01/21	5,215,000	6,190,257
Ohio State Water Development Authority, 5.000%, 06/01/23	12,500,000	15,248,500
Ohio State Water Development Authority, Series B, 5.000%, 12/01/22	4,950,000	6,012,616
Total Ohio		54,547,326
Oregon - 2.3%
Oregon State Lottery Revenue, Series C, 5.000%, 04/01/22	4,000,000	4,805,000
Oregon State Lottery Revenue, Series C, 5.000%, 04/01/25	5,760,000	7,167,859
Oregon State Lottery Revenue, Series D, 5.000%, 04/01/21	5,000,000	5,915,850
Total Oregon		17,888,709
Pennsylvania - 2.2%
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	5,740,000	6,263,086
Philadelphia Gas Works Co., Natural Gas Revenue, 5.000%, 08/01/24	6,400,000	7,455,552
Philadelphia Gas Works Co., Natural Gas Revenue, 5.000%, 08/01/28	2,500,000	2,840,475
Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,245,167
Total Pennsylvania		17,804,280
South Carolina - 0.9%
Florence County Hospital Revenue, McLeod Regional Medical Center Project, 5.000%, 11/01/28	2,720,000	3,146,877
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,145,000	3,717,862
Total South Carolina		6,864,739
Texas - 13.8%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,350,651
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	9,000,000	9,998,820
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,389,053
City Public Service Board of San Antonio TX, Series A, 5.250%, 02/01/24	2,320,000	2,628,328
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/23	5,000,000	6,067,650
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/26	4,010,000	4,842,717
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, 5.000%, 12/01/25	2,800,000	3,346,812
Houston Combined Utility System Revenue, 1st Lien, Series C, 5.000%, 05/15/21	5,850,000	6,923,592
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	5,250,000	6,221,618
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,165,000	12,089,844
San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	5,075,000	5,747,691
Texas State A&M University, Series A, 5.000%, 05/15/22	5,730,000	6,887,746
Texas State University System Financing Revenue, Series A, 5.000%, 03/15/24	3,500,000	4,260,480
Texas Transportation Commission Fund, 5.000%, 10/01/24	5,000,000	6,172,900
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	5,000,000	5,898,550

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 13.8% (continued)
Texas Transportation Commission State Highway Fund, Series A, 5.000%, 04/01/23	$8,850,000	$10,736,024
The University of Texas System Financing Revenue, Series A, 5.000%, 08/15/22	4,185,000	4,831,666
Total Texas		109,394,142
Virginia - 1.9%
Virginia College Building Authority, 21st Century College & Equipment, 5.000%, 02/01/21	5,000,000	5,889,050
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,518,119
Virginia Public Building Authority, Correctional Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,640,879
Total Virginia		15,048,048
Washington - 5.5%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	3,275,000	3,898,986
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,033,067
Seattle Municipal Light & Power Revenue, Series A, 5.000%, 02/01/23	2,175,000	2,520,694
Seattle Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	5,565,000	6,372,036
State of Washington, General Obligation, University and College Improvements, Series E, 5.000%, 02/01/23	3,290,000	3,725,859
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,697,820
Washington State General Obligation, Miscellaneous Revenue, Series R 2015 C, 5.000%, 07/01/21	5,515,000	6,559,100
Washington State General Obligation, Motor Vehicle Fuel Tax, Series C, 5.000%, 02/01/24	5,335,000	6,515,102
Washington State General Obligation, Series 2010 B, 5.000%, 01/01/22	2,870,000	3,294,990
Total Washington		43,617,654
Wisconsin - 1.7%
Wisconsin Department of Transportation Revenue, Series 1, 5.000%, 07/01/21	5,000,000	5,937,550
Wisconsin General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,776,580
Wisconsin State Revenue, Department of Transportation Revenue, Series I, 5.000%, 07/01/25	3,000,000	3,592,290
Total Wisconsin		13,306,420
Total Municipal Bonds (cost $748,313,751)		760,544,078

	Shares
Other Investment Companies - 3.5%[5]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01%[7] (cost $27,731,726)	27,731,726	27,731,726
Total Investments - 99.6% (cost $776,045,477)		788,275,804
Other Assets, less Liabilities - 0.4%		3,064,697
Net Assets - 100.0%		$791,340,501

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Principal Amount	Value
Municipal Bonds - 98.5%
California - 10.8%
California Pollution Control Financing Authority, Series A3, 4.300%, 07/01/40	$3,500,000	$3,513,650
California Statewide Communities Development Authority, Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	1,735,000	1,907,702
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,535,000	4,674,719
Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,945,000	2,190,478
State of California, General Obligation, Propery Taxes, 5.000%, 08/01/45	9,995,000	11,374,110
Total California		23,660,659
Colorado - 2.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,760,000	4,950,566
District of Columbia - 3.6%
District of Columbia Hospital Revenue, Children’s Hospital, 5.000%, 07/15/44	3,275,000	3,603,679
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	4,000,000	4,184,720
Total District of Columbia		7,788,399
Florida - 7.2%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	2,075,000	2,229,359
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,385,000	4,716,155
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	5,355,000	5,684,654
Tampa Revenue, University of Tampa, 5.000%, 04/01/45	3,000,000	3,217,770
Total Florida		15,847,938
Georgia - 3.3%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40	6,420,000	7,286,828
Illinois - 9.7%
Illinois State General Obligation, 5.000%, 02/01/39	3,740,000	3,767,601
Illinois State General Obligation, 5.500%, 07/01/38	2,785,000	2,940,876
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	4,865,000	4,933,694
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,785,000	4,866,297
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,150,000	4,830,559
Total Illinois		21,339,027
Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Telecommunications Revenue, 5.000%, 07/01/40	1,250,000	1,328,150
Kentucky Economic Development Finance Authority, Telecommunications Revenue, 5.000%, 01/01/45	3,085,000	3,267,755
Total Kentucky		4,595,905
Louisiana - 4.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	5,255,000	6,106,100
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	2,500,000	2,660,775
Total Louisiana		8,766,875

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 1.9%
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	$3,760,000	$4,189,166
Michigan - 3.6%
Michigan State Building Authority Revenue, Facilities Program, Series I, 5.000%, 10/15/45	3,000,000	3,340,170
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	3,995,000	4,507,479
Total Michigan		7,847,649
Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,010,000	5,337,504
New Hampshire - 1.9%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,131,640
New Jersey - 7.3%
New Jersey Economic Development Authority, School Improvements Revenue, Series WW, 5.250%, 06/15/40	2,000,000	2,065,840
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,059,882
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,030,890
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,648,159
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	3,500,000	4,016,670
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	3,275,000	3,276,605
Total New Jersey		16,098,046
New York - 2.2%
Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	2,820,000	3,104,876
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,565,000	1,813,569
Total New York		4,918,445
Ohio - 2.0%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,790,000	4,324,542
Pennsylvania - 7.7%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	4,415,000	4,769,701
Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 06/30/42	5,250,000	5,530,665
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,660,000	4,854,089
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,480,000	1,630,501
Total Pennsylvania		16,784,956
Rhode Island - 2.5%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,075,920
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,325,000	3,385,981
Total Rhode Island		5,461,901
Tennessee - 1.5%
Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/01/44	3,000,000	3,168,930
Texas - 14.2%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,505,000	4,083,115

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 14.2% (continued)
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	$1,500,000	$1,606,035
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	7,145,000	7,700,952
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,680,000	4,017,456
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	5,000,000	5,127,600
North Texas Tollway Authority, Highway Tolls Revenue, Series B, 5.000%, 01/01/40	4,550,000	4,955,542
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	3,030,000	3,658,452
Total Texas		31,149,152
Virginia - 1.9%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,000,000	4,225,440
West Virginia - 4.5%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[1]	3,885,000	4,312,739
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,623,350
Total West Virginia		9,936,089
Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	3,740,000	4,074,805
Total Municipal Bonds (cost $210,229,958)		215,884,462

	Shares
Other Investment Companies - 0.3%[5]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $624,194)	624,194	624,194
Total Investments - 98.8% (cost $210,854,152)		216,508,656
Other Assets, less Liabilities - 1.2%		2,638,215
Net Assets - 100.0%		$219,146,871

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 15.3%
Five Below, Inc.*,2	130,880	$4,394,950
Grand Canyon Education, Inc.*	197,605	7,507,014
Hibbett Sports, Inc.*,2	101,575	3,556,141
Lithia Motors, Inc., Class A	63,445	6,859,039
Mattress Firm Holding Corp.*,2	42,259	1,764,736
Monro Muffler Brake, Inc.	46,875	3,166,406
Oxford Industries, Inc.	66,979	4,948,409
Pier 1 Imports, Inc.[2]	181,500	1,252,350
The Ryland Group, Inc.	141,250	5,767,238
Texas Roadhouse, Inc.	218,310	8,121,132
Tumi Holdings, Inc.*	231,931	4,086,624
Tupperware Brands Corp.[2]	68,047	3,367,646
Total Consumer Discretionary		54,791,685
Consumer Staples - 1.2%
WD-40 Co.	47,021	4,188,160
Energy - 2.8%
Dril-Quip, Inc.*	55,381	3,224,282
Forum Energy Technologies, Inc.*	191,749	2,341,255
Matador Resources Co.*	215,848	4,476,688
Total Energy		10,042,225
Financials - 21.5%
American Campus Communities, Inc.	135,665	4,916,500
AMERISAFE, Inc.	84,651	4,209,694
Cathay General Bancorp	157,070	4,705,817
Cohen & Steers, Inc.	130,105	3,571,382
Education Realty Trust, Inc.	108,392	3,571,516
Glacier Bancorp, Inc.	223,190	5,889,984
Iberiabank Corp.	62,287	3,625,726
MarketAxess Holdings, Inc.	87,936	8,167,496
National Health Investors, Inc.	74,585	4,287,892
Pebblebrook Hotel Trust	145,035	5,141,491
PRA Group, Inc.*,2	99,154	5,247,230
ProAssurance Corp.	101,655	4,988,211
STAG Industrial, Inc.	216,355	3,939,825
Stifel Financial Corp.*	125,790	5,295,759
Texas Capital Bancshares, Inc.*	100,585	5,272,666

	Shares	Value
Webster Financial Corp.	111,910	$3,987,353
Total Financials		76,818,542
Health Care - 14.5%
Air Methods Corp.*	78,945	2,691,235
Analogic Corp.	48,649	3,991,164
Cantel Medical Corp.	74,802	4,241,273
Catalent, Inc.*	132,212	3,212,752
Cepheid, Inc.*	75,270	3,402,204
Diplomat Pharmacy, Inc.*	15,120	434,398
Globus Medical, Inc., Class A*	213,901	4,419,195
ICU Medical, Inc.*	64,425	7,054,537
IPC Healthcare, Inc.*	39,845	3,095,558
Medidata Solutions, Inc.*	89,270	3,759,160
Team Health Holdings, Inc.*	76,256	4,120,112
West Pharmaceutical Services, Inc.	142,210	7,696,405
Wright Medical Group, Inc.*	177,700	3,735,254
Total Health Care		51,853,247
Industrials - 17.1%
CEB, Inc.	88,377	6,039,684
CLARCOR, Inc.	93,879	4,476,151
Healthcare Services Group, Inc.	181,425	6,114,022
Heartland Express, Inc.	273,940	5,462,364
HEICO Corp.	61,366	2,999,570
HEICO Corp., Class A	24,969	1,133,842
Mobile Mini, Inc.	113,120	3,482,965
Primoris Services Corp.	206,627	3,700,690
Proto Labs, Inc.*,2	69,683	4,668,761
RBC Bearings, Inc.*	70,667	4,220,940
Ritchie Bros. Auctioneers, Inc.	205,911	5,328,977
The Toro Co.	87,243	6,154,121
Universal Forest Products, Inc.	70,830	4,085,474
US Ecology, Inc.	76,460	3,337,479
Total Industrials		61,205,040
Information Technology - 17.6%
Aspen Technology, Inc.*	98,110	3,719,350
Blackbaud, Inc.	125,910	7,066,069
Cardtronics, Inc.*	100,620	3,290,274
Cavium, Inc.*	88,810	5,450,270

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.6% (continued)
Cognex Corp.	169,220	$5,816,091
EPAM Systems, Inc.*	71,925	5,359,851
FEI Co.	87,494	6,390,562
LogMeln, Inc.*	80,306	5,473,657
Power Integrations, Inc.	98,508	4,154,082
Rofin-Sinar Technologies, Inc.*	100,232	2,599,016
SciQuest, Inc.*	151,450	1,514,500
Solera Holdings, Inc.	76,066	4,107,564
Tyler Technologies, Inc.*	53,656	8,011,377
Total Information Technology		62,952,663
Materials - 5.2%
Balchem Corp.	65,485	3,979,523
Compass Minerals International, Inc.	43,629	3,419,205
Flotek Industries, Inc.*,2	142,750	2,383,925
KapStone Paper and Packaging Corp.	172,940	2,855,239
Silgan Holdings, Inc.	110,065	5,727,783
Total Materials		18,365,675
Utilities - 2.9%
Cleco Corp.	64,250	3,420,670
NorthWestern Corp.	125,762	6,769,768
Total Utilities		10,190,438
Total Common Stocks (cost $325,360,628)		350,407,675

	Principal Amount
Short-Term Investments - 5.4%
Repurchase Agreements - 3.3%[4]
Citigroup Global Markets, Inc, dated 09/30/15, due 10/01/15, 0.120%, total to be received $2,321,633 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 05/15/18 - 10/01/45, totaling $2,368,058)	$2,321,625	2,321,625

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/30/15, due 10/01/15, 0.200%, total to be received $2,806,613 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, and cash totaling $2,862,729)	$2,806,597	$2,806,597
HSBC Securities USA, Inc, dated 09/30/15, due 10/01/15, 0.110%, total to be received $2,806,606 (collateralized by various U.S. Government Agency Obligations, 0.625% - 6.500%, 12/28/16 - 10/01/45, totaling $2,862,739)	2,806,597	2,806,597
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $2,806,608 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $2,862,729)	2,806,597	2,806,597
State of Wisconsin Investment Board, dated 09/30/15, due 10/01/15, 0.170%, total to be received $1,075,802 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $1,097,737)	1,075,797	1,075,797
Total Repurchase Agreements		11,817,213

	Shares
Other Investment Companies - 2.1%[5]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	7,688,208	7,688,208
Total Short-Term Investments (cost $19,505,421)		19,505,421
Total Investments - 103.5% (cost $344,866,049)		369,913,096
Other Assets, less Liabilities - (3.5)%		(12,574,309)
Net Assets - 100.0%		$357,338,787

13

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 16.1%
BJ’s Restaurants, Inc.*	370	$15,921
Build-A-Bear Workshop, Inc.*	905	17,095
Burlington Stores, Inc.*	375	19,140
Chuy’s Holdings, Inc.*	490	13,916
Five Below, Inc.*	515	17,294
Grand Canyon Education, Inc.*	710	26,973
Hibbett Sports, Inc.*	290	10,153
Oxford Industries, Inc.	230	16,992
Pool Corp.	260	18,798
Tumi Holdings, Inc.*	530	9,339
Vitamin Shoppe, Inc.*	155	5,059
Total Consumer Discretionary		170,680
Consumer Staples - 2.4%
PriceSmart, Inc.	185	14,308
Smart & Final Stores, Inc.*	710	11,154
Total Consumer Staples		25,462
Energy - 2.9%
Carrizo Oil & Gas, Inc.*	290	8,857
Dril-Quip, Inc.*	155	9,024
Forum Energy Technologies, Inc.*	345	4,212
Matador Resources Co.*	445	9,229
Total Energy		31,322
Financials - 9.7%
Encore Capital Group, Inc.*,2	430	15,910
Greenhill & Co., Inc.	205	5,836
Heritage Insurance Holdings, Inc.*	530	10,457
MarketAxess Holdings, Inc.	235	21,827
PrivateBancorp, Inc.	410	15,715
STAG Industrial, Inc.	745	13,566
Stifel Financial Corp.*	225	9,473
Texas Capital Bancshares, Inc.*	205	10,746
Total Financials		103,530
Health Care - 23.9%
ABIOMED, Inc.*	190	17,624
Acadia Healthcare Co., Inc.*	280	18,556
Air Methods Corp.*	350	11,932
Align Technology, Inc.*	310	17,596
Amicus Therapeutics, Inc.*	1,010	14,130
Bruker Corp.*	480	7,886

	Shares	Value
Catalent, Inc.*	485	$11,786
Cepheid, Inc.*	195	8,814
Dynavax Technologies Corp.*	460	11,288
Emergent BioSolutions, Inc.*	410	11,681
Endologix, Inc.*	750	9,195
Globus Medical, Inc., Class A*	680	14,049
ICU Medical, Inc.*	130	14,235
Impax Laboratories, Inc.*	335	11,795
Inotek Pharmaceuticals Corp.*	1,120	10,528
Medidata Solutions, Inc.*	410	17,265
Retrophin, Inc.*	350	7,091
Team Health Holdings, Inc.*	185	9,996
TORNIER NV	720	14,681
West Pharmaceutical Services, Inc.	245	13,259
Total Health Care		253,387
Industrials - 14.1%
CEB, Inc.	235	16,060
Exponent, Inc.	535	23,840
The Gorman-Rupp Co.	300	7,191
HEICO Corp.	305	14,908
Knight Transportation, Inc.	375	9,000
Mobile Mini, Inc.	295	9,083
Nordson Corp.	230	14,476
Proto Labs, Inc.*	265	17,755
Ritchie Bros. Auctioneers, Inc.	780	20,186
Thermon Group Holdings, Inc.*	340	6,987
Woodward, Inc.	245	9,972
Total Industrials		149,458
Information Technology - 23.2%
Aspen Technology, Inc.*	285	10,804
Blackbaud, Inc.	330	18,520
Bottomline Technologies, Inc.*	400	10,004
Cabot Microelectronics Corp.*	205	7,942
Cardtronics, Inc.*	295	9,647
Cavium, Inc.*	175	10,740
Cognex Corp.	555	19,075
comScore, Inc.*	395	18,229
Electronics For Imaging, Inc.*	230	9,954
EPAM Systems, Inc.*	290	21,611
FEI Co.	200	14,608
Forrester Research, Inc.	470	14,777

14

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.2% (continued)
Interactive Intelligence Group, Inc.*	305	$9,062
IntraLinks Holdings, Inc.*	645	5,347
LogMeln, Inc.*	245	16,699
Power Integrations, Inc.	310	13,073
Super Micro Computer, Inc.*	350	9,541
Tyler Technologies, Inc.*	175	26,129
Total Information Technology		245,762
Materials - 3.3%
Balchem Corp.	330	20,054
Flotek Industries, Inc.*	350	5,845
KapStone Paper and Packaging Corp.	530	8,750
Total Materials		34,649
Total Common Stocks (cost $1,093,822)		1,014,250

	Principal Amount	Value
Short-Term Investments - 6.4%
Repurchase Agreements - 1.1%[4]
Royal Bank of Scotland PLC, dated 09/30/15, due 10/01/15, 0.090%, total to be received $12,236 (collateralized by various U.S. Government Agency Obligations, 0.094% - 3.625%, 01/31/16 - 02/15/44, totaling $12,481)	$12,236	$12,236

	Shares
Other Investment Companies - 5.3%[5]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	55,976	55,976
Total Short-Term Investments (cost $68,212)		68,212
Total Investments - 102.0% (cost $1,162,034)		1,082,462
Other Assets, less Liabilities - (2.0)%		(21,694)
Net Assets - 100.0%		$1,060,768

15

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$86,805,625	$1,096,061	$(2,512,511)	$(1,416,450)
AMG GW&K Municipal Bond Fund	776,045,477	12,985,691	(755,364)	12,230,327
AMG GW&K Municipal Enhanced Yield Fund	210,935,224	6,765,129	(1,191,697)	5,573,432
AMG GW&K Small Cap Core Fund	344,839,157	54,432,525	(29,358,586)	25,073,939
AMG GW&K Small Cap Growth Fund	1,162,034	9,204	(88,776)	(79,572)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$491,250	0.6%

[1]	Variable Rate Security. The rate listed is as of September 30, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$1,818,073	2.2%
AMG GW&K Small Cap Core Fund	11,588,492	3.2%
AMG GW&K Small Cap Growth Fund	11,914	1.1%

[3]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$871,278	1.0%
AMG GW&K Municipal Bond Fund	14,509,888	1.8%

[4]	Collateral received from brokers for securities lending was invested in these short-term investments.
[5]	Yield shown represents the September 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	All or part of the security is a delayed delivery transaction. The market value of delayed delivery securities at September 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$7,335,720	0.9%

[7]	Some of these securities are segregated as collateral for delayed delivery transactions. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$27,731,726	3.5%

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

16

Notes to Schedules of Portfolio Investments (continued)

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds, LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

17

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of September 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$42,285,420	—	$42,285,420
Municipal Bonds††	—	5,577,034	—	5,577,034
U.S. Government and Agency Obligations†	—	34,511,191	—	34,511,191
Short-Term Investments
Repurchase Agreements	—	1,883,521	—	1,883,521
Other Investment Companies	$1,132,009	—	—	1,132,009

Total Investments in Securities	$1,132,009	$84,257,166	—	$85,389,175

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$760,544,078	—	$760,544,078
Other Investment Companies	$27,731,726	—	—	27,731,726

Total Investments in Securities	$27,731,726	$760,544,078	—	$788,275,804

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$215,884,462	—	$215,884,462
Other Investment Companies	$624,194	—	—	624,194

Total Investments in Securities	$624,194	$215,884,462	—	$216,508,656

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$350,407,675	—	—	$350,407,675
Short-Term Investments
Repurchase Agreements	—	$11,817,213	—	11,817,213
Other Investment Companies	7,688,208	—	—	7,688,208

Total Investments in Securities	$358,095,883	$11,817,213	—	$369,913,096

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Growth Fund
Investments in Securities
Common Stocks†††	$1,014,250	—	—	$1,014,250
Short-Term Investments
Repurchase Agreements	—	$12,236	—	12,236
Other Investment Companies	55,976	—	—	55,976

Total Investments in Securities	$1,070,226	$12,236	—	$1,082,462

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of September 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

AMBAC:	Ambac Assurance Corp.
COPS:	Certificates of Participation
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
National Insured:	National Public Finance Guarantee Corp.

19

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Shares	Value
Common Stocks - 59.5%
Consumer Discretionary - 9.9%
Aaron’s, Inc.	8,610	$310,907
Amazon.com, Inc.*	2,180	1,115,920
AMC Entertainment Holdings, Inc., Class A	215	5,416
American Axle & Manufacturing Holdings, Inc.*	1,190	23,729
American Eagle Outfitters, Inc.[1]	1,240	19,381
Asbury Automotive Group, Inc.*	330	26,780
Bassett Furniture Industries, Inc.	110	3,064
Belmond, Ltd., Class A*	270	2,730
Big Lots, Inc.	3,450	165,324
Black Diamond, Inc.*	210	1,319
Boyd Gaming Corp.*	975	15,892
Brunswick Corp.	160	7,662
Build-A-Bear Workshop, Inc.*	1,245	23,518
CBS Corp., Class B	5,010	199,899
The Cheesecake Factory, Inc.	335	18,077
The Children’s Place, Inc.	75	4,325
Columbia Sportswear Co.	20	1,176
Comcast Corp., Class A	9,500	540,360
Cooper Tire & Rubber Co.	530	20,940
Cooper-Standard Holding, Inc.*	30	1,740
Cracker Barrel Old Country Store, Inc.[1]	215	31,665
Darden Restaurants, Inc.	3,860	264,564
Domino’s Pizza, Inc.	4,570	493,149
Eldorado Resorts, Inc.*	525	4,736
Entravision Communications Corp., Class A	780	5,179
Express, Inc.*	1,355	24,214
Foot Locker, Inc.	5,870	422,464
G-III Apparel Group, Ltd.*	240	14,798
The Goodyear Tire & Rubber Co.	11,820	346,681
GoPro, Inc., Class A*,1	2,020	63,064
Group 1 Automotive, Inc.	70	5,960
The Home Depot, Inc.	6,675	770,896
Hooker Furniture Corp.	250	5,885
Isle of Capri Casinos, Inc.*	1,440	25,114
Jack in the Box, Inc.	220	16,949
Johnson Controls, Inc.	4,400	181,984
Liberty Interactive Corp. QVC Group, Class A*	22,810	598,306
Lowe’s Cos., Inc.	2,370	163,340
The Madison Square Garden Co., Class A*	3,750	270,525
Marriott International, Inc., Class A	1,155	78,771
Marriott Vacations Worldwide Corp.	60	4,088
Morningstar, Inc.	1,740	139,652
Nautilus, Inc.*	500	7,500
Netflix, Inc.*	1,350	139,401

	Shares	Value
Newell Rubbermaid, Inc.	4,510	$179,092
NIKE, Inc., Class B	4,070	500,488
Norwegian Cruise Line Holdings, Ltd.*	6,500	372,450
Nutrisystem, Inc.	475	12,597
O’Reilly Automotive, Inc.*	1,880	470,000
Outerwall, Inc.[1]	195	11,101
Papa John’s International, Inc.	100	6,848
PetMed Express, Inc.	225	3,622
Ruth’s Hospitality Group, Inc.	135	2,192
Scholastic Corp.	260	10,130
Select Comfort Corp.*	705	15,425
ServiceMaster Global Holdings, Inc.*	8,760	293,898
Skechers U.S.A., Inc., Class A*	2,585	346,597
Smith & Wesson Holding Corp.*	340	5,736
Staples, Inc.	2,605	30,557
Starbucks Corp.	8,450	480,298
Starwood Hotels & Resorts Worldwide, Inc.	1,610	107,033
Target Corp.	8,065	634,393
Taylor Morrison Home Corp., Class A*	160	2,986
Tempur Sealy International, Inc.*	720	51,430
Tenneco, Inc.*	50	2,238
Time Warner, Inc.	1,850	127,188
Tower International, Inc.*	575	13,662
Ulta Salon Cosmetics & Fragrance, Inc.*	1,410	230,324
Vail Resorts, Inc.	120	12,562
The Walt Disney Co.	7,370	753,214
Wayfair, Inc., Class A*,1	125	4,382
Wolverine World Wide, Inc.	105	2,272
World Wrestling Entertainment, Inc., Class A1	1,320	22,308
Total Consumer Discretionary		11,292,067
Consumer Staples - 5.1%
Altria Group, Inc.	5,625	306,000
Bunge, Ltd.	3,300	241,890
Cal-Maine Foods, Inc.[1]	50	2,730
Casey’s General Stores, Inc.	155	15,953
Central Garden and Pet Co., Class A*	675	10,874
The Clorox Co.	1,170	135,170
Coca-Cola Bottling Co. Consolidated	30	5,801
The Coca-Cola Co.	3,185	127,782
Coca-Cola Enterprises, Inc.	960	46,416
ConAgra Foods, Inc.	1,500	60,765
Constellation Brands, Inc., Class A	5,665	709,315
Costco Wholesale Corp.	200	28,914
Coty, Inc., Class A	6,900	186,714
CVS Health Corp.	720	69,466
Dean Foods Co.	1,640	27,093

1

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.1% (continued)
Dr. Pepper Snapple Group, Inc.	5,670	$448,214
Flowers Foods, Inc.	2,190	54,181
Fresh Del Monte Produce, Inc.	610	24,101
Hormel Foods Corp.	3,320	210,189
Ingredion, Inc.	1,870	163,270
Kimberly-Clark Corp.	1,070	116,673
The Kroger Co.	14,660	528,786
Molson Coors Brewing Co., Class B	1,480	122,870
Mondelez International, Inc., Class A	2,760	115,561
Monster Beverage Corp.*	500	67,570
National Beverage Corp.*	125	3,841
Natural Health Trends Corp.[1]	80	2,614
Pilgrim’s Pride Corp.[1]	4,595	95,484
Post Holdings, Inc.*	25	1,478
The Procter & Gamble Co.	4,690	337,399
Reynolds American, Inc.	9,840	435,617
SpartanNash Co.	300	7,755
USANA Health Sciences, Inc.*,1	100	13,403
Walgreens Boots Alliance, Inc.	9,280	771,168
The WhiteWave Foods Co.*	9,870	396,280
Total Consumer Staples		5,891,337
Energy - 2.5%
Alon USA Energy, Inc.	440	7,951
Atwood Oceanics, Inc.[1]	230	3,406
Cabot Oil & Gas Corp.	8,130	177,722
Cameron International Corp.*	3,220	197,450
Chevron Corp.	3,505	276,474
ConocoPhillips	5,130	246,035
Delek US Holdings, Inc.	460	12,742
EQT Corp.	845	54,731
Exxon Mobil Corp.	7,945	590,711
Hess Corp.	3,300	165,198
Matador Resources Co.*	195	4,044
Matrix Service Co.*	340	7,640
McDermott International, Inc.*	915	3,934
National Oilwell Varco, Inc.	1,420	53,463
Navios Maritime Acquisition Corp.	3,115	10,965
Noble Corp. PLC[1]	4,340	47,349
Occidental Petroleum Corp.	3,335	220,610
Pacific Ethanol, Inc.*	1,115	7,236
PDC Energy, Inc.*	355	18,819
Phillips 66	1,805	138,696
QEP Resources, Inc.	4,880	61,146
Schlumberger, Ltd.	3,720	256,568
Teekay Tankers, Ltd., Class A	4,015	27,704

	Shares	Value
TETRA Technologies, Inc.*	70	$414
US Silica Holdings, Inc.[1]	55	775
Valero Energy Corp.	3,560	213,956
Western Refining, Inc.	260	11,471
The Williams Cos, Inc.	1,540	56,749
Total Energy		2,873,959
Financials - 9.0%
Access National Corp.	100	2,037
AG Mortgage Investment Trust, Inc.	545	8,295
Allied World Assurance Co. Holdings AG	3,370	128,633
The Allstate Corp.	3,040	177,050
Ambac Financial Group, Inc.*	730	10,563
American International Group, Inc.	2,070	117,617
AmTrust Financial Services, Inc.[1]	10	630
Annaly Capital Management, Inc.	4,900	48,363
ARMOUR Residential REIT, Inc.	1,320	26,453
Ashford Hospitality Trust, Inc.	300	1,830
Aspen Insurance Holdings, Ltd.	3,300	153,351
Associated Banc-Corp.	3,770	67,747
Assured Guaranty, Ltd.	4,660	116,500
Axis Capital Holdings, Ltd.	2,340	125,705
BancorpSouth, Inc.	590	14,024
Bank of America Corp.	26,830	418,011
The Bank of New York Mellon Corp.	5,740	224,721
BBCN Bancorp, Inc.	130	1,953
Berkshire Hathaway, Inc., Class B*	1,430	186,472
BGC Partners, Inc., Class A	1,010	8,302
Boston Properties, Inc.	530	62,752
Brixmor Property Group, Inc.	3,480	81,710
Cardinal Financial Corp.	1,260	28,993
Cathay General Bancorp	610	18,276
CenterState Banks, Inc.	580	8,526
Chemical Financial Corp.	80	2,588
The Chubb Corp.	1,640	201,146
Citigroup, Inc.	3,060	151,807
CME Group, Inc.	2,165	200,782
Comerica, Inc.	3,470	142,617
Commerce Bancshares, Inc.	2,970	135,313
Cowen Group, Inc., Class A*	390	1,778
Crown Castle International Corp.	5,820	459,023
CubeSmart	335	9,115
DiamondRock Hospitality Co.	1,370	15,138
Eaton Vance Corp.	3,170	105,941
Enterprise Financial Services Corp.	120	3,020
EPR Properties	125	6,446
Equity Lifestyle Properties, Inc.	4,940	289,336

2

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.0% (continued)
Everest Re Group, Ltd.	515	$89,270
Extra Space Storage, Inc.	4,810	371,140
Fidelity Southern Corp.	365	7,716
First American Financial Corp.	705	27,544
First Defiance Financial Corp.	125	4,570
First Financial Bancorp	840	16,027
First Horizon National Corp.	13,020	184,624
First Industrial Realty Trust, Inc.	90	1,886
First NBC Bank Holding Co.*	40	1,402
First Niagara Financial Group, Inc.	7,270	74,227
Flagstar Bancorp, Inc.*	1,020	20,971
Franklin Resources, Inc.	1,960	73,030
The Goldman Sachs Group, Inc.	990	172,022
Great Southern Bancorp, Inc.	185	8,010
Great Western Bancorp, Inc.	350	8,880
HCI Group, Inc.	100	3,877
Heartland Financial USA, Inc.	205	7,439
Heritage Commerce Corp.	80	907
Hersha Hospitality Trust	102	2,311
HFF, Inc., Class A	510	17,218
Highwoods Properties, Inc.	415	16,081
HomeTrust Bancshares, Inc.*	260	4,823
Independent Bank Corp.	375	5,535
Interactive Brokers Group, Inc., Class A	3,600	142,092
Intercontinental Exchange, Inc.	330	77,547
INTL. FCStone, Inc.*	490	12,098
Iron Mountain, Inc.	2,110	65,452
Jones Lang LaSalle, Inc.	1,050	150,958
JPMorgan Chase & Co.	6,378	388,867
KeyCorp	3,830	49,828
LaSalle Hotel Properties	970	27,538
Lazard, Ltd., Class A	6,490	281,017
LendingTree, Inc.*	50	4,652
Lexington Realty Trust[1]	320	2,592
LTC Properties, Inc.	315	13,441
Mack-Cali Realty Corp.	710	13,405
Maiden Holdings, Ltd.	170	2,360
MainSource Financial Group, Inc.	20	407
Marcus & Millichap, Inc.*	850	39,092
MarketAxess Holdings, Inc.	120	11,146
MBIA, Inc.*	19,530	118,742
McGraw Hill Financial, Inc.	2,350	203,275
MFA Financial, Inc.	7,470	50,871
MGIC Investment Corp.*	3,135	29,030
Monogram Residential Trust, Inc.[1]	2,675	24,904

	Shares	Value
Morgan Stanley	6,160	$194,040
MSCI, Inc.	3,340	198,596
Nasdaq, Inc.	2,570	137,058
Nelnet, Inc., Class A	290	10,037
New Residential Investment Corp.	320	4,192
Northern Trust Corp.	4,290	292,406
One Liberty Properties, Inc.	345	7,359
Park National Corp.	110	9,924
Piedmont Office Realty Trust, Inc., Class A1	17,140	306,635
Pinnacle Financial Partners, Inc.	235	11,611
Post Properties, Inc.	1,100	64,119
Preferred Bank	140	4,424
PrivateBancorp, Inc.	660	25,298
The Progressive Corp.	5,480	167,907
PS Business Parks, Inc.	260	20,639
Public Storage	1,600	338,608
QCR Holdings, Inc.	330	7,217
Republic Bancorp, Inc., Class A	70	1,718
Signature Bank*	1,015	139,623
Simon Property Group, Inc.	1,850	339,882
Sovran Self Storage, Inc.	150	14,145
State Street Corp.	2,570	172,730
Stock Yards Bancorp, Inc.	160	5,816
Strategic Hotels & Resorts, Inc.*	390	5,378
Sunstone Hotel Investors, Inc.	1,257	16,630
SunTrust Banks, Inc.	4,575	174,948
SVB Financial Group*	880	101,675
Symetra Financial Corp.	90	2,848
Taubman Centers, Inc.	670	46,284
The Travelers Cos., Inc.	2,145	213,492
Trustmark Corp.	410	9,500
United Fire Group, Inc.	380	13,319
Universal Insurance Holdings, Inc.	1,395	41,208
US Bancorp	3,875	158,914
Validus Holdings, Ltd.	2,000	90,140
Walker & Dunlop, Inc.*	140	3,651
Wells Fargo & Co.	7,100	364,585
Xenia Hotels & Resorts, Inc.	210	3,667
Total Financials		10,311,611
Health Care - 8.9%
Abbott Laboratories	6,910	277,920
AbbVie, Inc.	6,025	327,820
ABIOMED, Inc.*	315	29,219
Adeptus Health, Inc., Class A*,1	140	11,306
Aetna, Inc.	1,415	154,815
Affymetrix, Inc.*	465	3,971

3

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 8.9% (continued)
Albany Molecular Research, Inc.*	735	$12,804
Allergan PLC*	1,860	505,567
AmerisourceBergen Corp.	2,760	262,172
Amgen, Inc.	6,760	935,043
AMN Healthcare Services, Inc.*	425	12,754
Amsurg Corp.*	25	1,943
Anacor Pharmaceuticals, Inc.*	430	50,615
ANI Pharmaceuticals, Inc.*,1	265	10,470
Anthem, Inc.	1,345	188,300
Array BioPharma, Inc.*,1	3,595	16,393
Bio-Rad Laboratories, Inc., Class A*	340	45,665
Bruker Corp.*	4,850	79,686
Cambrex Corp.*	245	9,722
Cardinal Health, Inc.	660	50,701
Catalent, Inc.*	755	18,346
Celgene Corp.*	3,510	379,677
Centene Corp.*	4,560	247,289
Cepheid, Inc.*	720	32,544
Chemed Corp.[1]	160	21,355
Cigna Corp.	1,180	159,324
Cyberonics, Inc.*	80	4,862
Depomed, Inc.*	585	11,027
Eagle Pharmaceuticals, Inc.*	120	8,884
Edwards Lifesciences Corp.*	2,720	386,702
Eli Lilly & Co.	4,750	397,528
Emergent BioSolutions, Inc.*	95	2,707
Endo International PLC*	4,960	343,629
Five Star Quality Care, Inc.*	490	1,514
Gilead Sciences, Inc.	8,405	825,287
Globus Medical, Inc., Class A*	100	2,066
Greatbatch, Inc.*	15	846
Halozyme Therapeutics, Inc.*,1	1,255	16,855
Health Net, Inc.*	1,410	84,910
Hologic, Inc.*	4,320	169,042
ICU Medical, Inc.*	340	37,230
Illumina, Inc.*	3,150	553,833
INC Research Holdings, Inc., Class A*	50	2,000
Insys Therapeutics, Inc.*,1	275	7,826
Intuitive Surgical, Inc.*	520	238,982
Invacare Corp.	45	651
Isis Pharmaceuticals, Inc.*,1	150	6,063
Johnson & Johnson	5,255	490,554
Lannett Co., Inc.*	165	6,851
Ligand Pharmaceuticals, Inc.*,1	450	38,542
Magellan Health, Inc.*	60	3,326

	Shares	Value
Masimo Corp.*	365	$14,074
Medivation, Inc.*	3,640	154,700
Medtronic PLC	1,826	122,232
Merck & Co., Inc.	1,905	94,088
Merit Medical Systems, Inc.*	560	13,390
Merrimack Pharmaceuticals, Inc.*,1	1,895	16,126
Mettler-Toledo International, Inc.*	100	28,474
Molina Healthcare, Inc.*,1	530	36,490
Natus Medical, Inc.*	975	38,464
Neurocrine Biosciences, Inc.*	65	2,586
Novavax, Inc.*	505	3,570
NuVasive, Inc.*	255	12,296
Orthofix International NV*	420	14,175
Owens & Minor, Inc.[1]	40	1,278
Pfizer, Inc.	12,347	387,819
PRA Health Sciences, Inc.*	340	13,202
Raptor Pharmaceutical Corp.*	1,195	7,230
Regeneron Pharmaceuticals, Inc.*	880	409,323
Repligen Corp.*	340	9,469
Retrophin, Inc.*	465	9,421
Sequenom, Inc.*	8,455	14,796
St. Jude Medical, Inc.	1,050	66,244
Stryker Corp.	500	47,050
Sucampo Pharmaceuticals, Inc., Class A*	515	10,233
Synergy Pharmaceuticals, Inc.*,1	1,225	6,492
Theravance, Inc.	580	4,164
Thoratec Corp.*	150	9,489
Ultragenyx Pharmaceutical, Inc.*	25	2,408
United Therapeutics Corp.*	990	129,928
UnitedHealth Group, Inc.	2,750	319,028
Universal Health Services, Inc., Class B	1,755	219,042
VCA, Inc.*	6,780	356,967
Waters Corp.*	890	105,207
WellCare Health Plans, Inc.*	45	3,878
ZIOPHARM Oncology, Inc.*,1	410	3,694
Total Health Care		10,174,165
Industrials - 6.4%
A. O. Smith Corp.	2,280	148,633
ABM Industries, Inc.	120	3,277
Acacia Research Corp.	280	2,542
ACCO Brands Corp.*	1,745	12,337
Actuant Corp., Class A	80	1,471
Acuity Brands, Inc.	3,300	579,414
Aerojet Rocketdyne Holdings, Inc.*	1,160	18,769
Aircastle, Ltd.	220	4,534
Alaska Air Group, Inc.	3,910	310,649

4

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.4% (continued)
Allegiant Travel Co.	70	$15,137
AMERCO	920	361,992
American Woodmark Corp.*	150	9,730
Argan, Inc.	790	27,397
Atlas Air Worldwide Holdings, Inc.*	475	16,416
AZZ, Inc.	440	21,424
Barnes Group, Inc.	170	6,128
The Brink’s Co.	100	2,701
Caterpillar, Inc.	1,110	72,550
CH Robinson Worldwide, Inc.	430	29,145
Cintas Corp.	5,430	465,622
Comfort Systems USA, Inc.	80	2,181
Con-way, Inc.	610	28,944
Deluxe Corp.	505	28,149
Dover Corp.	3,880	221,858
Dycom Industries, Inc.*	320	23,155
EMCOR Group, Inc.	290	12,832
Emerson Electric Co.	600	26,502
Ennis, Inc.	230	3,993
Federal Signal Corp.	585	8,020
General Cable Corp.	945	11,246
General Dynamics Corp.	6,040	833,218
General Electric Co.	17,840	449,925
Global Brass & Copper Holdings, Inc.	1,370	28,099
The Greenbrier Cos., Inc.[1]	480	15,413
Hawaiian Holdings, Inc.*	50	1,234
HEICO Corp.	70	3,422
HNI Corp.	340	14,586
Honeywell International, Inc.	1,560	147,716
Hurco Cos., Inc.	100	2,624
Hyster-Yale Materials Handling, Inc.	70	4,048
Illinois Tool Works, Inc.	2,290	188,490
Insperity, Inc.	550	24,162
Interface, Inc.	1,565	35,119
JetBlue Airways Corp.*	9,745	251,129
Joy Global, Inc.	3,150	47,030
Kaman Corp.	100	3,585
KBR, Inc.	9,860	164,268
Kforce, Inc.	785	20,630
Kirby Corp.*	480	29,736
Landstar System, Inc.	870	55,219
Lawson Products, Inc.*	610	13,206
Lincoln Electric Holdings, Inc.	1,050	55,052
LSI Industries, Inc.	110	928
Lydall, Inc.*	585	16,667

	Shares	Value
MRC Global, Inc.*	800	$8,920
National Presto Industries, Inc.	70	5,898
Northrop Grumman Corp.	1,440	238,968
Old Dominion Freight Line, Inc.*	1,800	109,800
PAM Transportation Services, Inc.*	270	8,924
Rockwell Automation, Inc.	1,385	140,536
SkyWest, Inc.	130	2,168
Snap-on, Inc.	2,140	323,012
Southwest Airlines Co.	3,840	146,074
Spirit AeroSystems Holdings, Inc., Class A*	10,210	493,551
Stanley Black & Decker, Inc.	670	64,977
Steelcase, Inc., Class A	690	12,703
Swift Transportation Co.*	275	4,130
Teledyne Technologies, Inc.*	45	4,064
Titan International, Inc.	250	1,652
Titan Machinery, Inc.*	440	5,051
TransDigm Group, Inc.*	2,510	533,149
Trinity Industries, Inc.	3,115	70,617
Triumph Group, Inc.	1,890	79,531
Universal Forest Products, Inc.	45	2,596
Wabash National Corp.*	2,335	24,728
Waste Management, Inc.	2,870	142,955
West Corp.	110	2,464
YRC Worldwide, Inc.*	100	1,326
Total Industrials		7,310,048
Information Technology - 12.8%
Accenture PLC, Class A	3,330	327,206
Advanced Energy Industries, Inc.*	260	6,838
Advanced Micro Devices, Inc.*	4,220	7,258
Alliance Fiber Optic Products, Inc.	540	9,229
Alpha & Omega Semiconductor, Ltd.*	615	4,791
Apple, Inc.	26,285	2,899,236
Applied Micro Circuits Corp.*,1	635	3,372
Arista Networks, Inc.*,1	4,695	287,287
Aspen Technology, Inc.*	590	22,367
AVX Corp.	170	2,225
Benefitfocus, Inc.*	235	7,344
Blackbaud, Inc.	100	5,612
Booz Allen Hamilton Holding Corp.	5,285	138,520
Broadcom Corp., Class A	3,880	199,548
Brocade Communications Systems, Inc.	17,310	179,678
CDK Global, Inc.	3,170	151,463
CDW Corp.	13,440	549,158
Cisco Systems, Inc.	3,740	98,175
Cognizant Technology Solutions Corp., Class A*	2,235	139,933
Convergys Corp.	40	924

5

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.8% (continued)
CSG Systems International, Inc.	200	$6,160
Dealertrack Technologies, Inc.*	40	2,526
Diebold, Inc.	110	3,275
Dot Hill Systems Corp.*	150	1,460
DST Systems, Inc.	640	67,290
EarthLink Holdings Corp.	820	6,380
Electronic Arts, Inc.*	13,005	881,089
Electronics For Imaging, Inc.*	100	4,328
EMCORE Corp.*	2,250	15,300
ePlus, Inc.*	160	12,651
Euronet Worldwide, Inc.*	635	47,047
F5 Networks, Inc.*	2,530	292,974
Facebook, Inc., Class A*	11,335	1,019,016
FactSet Research Systems, Inc.	1,700	271,677
Fairchild Semiconductor International, Inc.*	1,515	21,271
FEI Co.	120	8,765
FireEye, Inc.*,1	4,310	137,144
FleetCor Technologies, Inc.*	2,415	332,352
Fleetmatics Group PLC*	190	9,327
Fortinet, Inc.*	6,450	273,996
Gartner, Inc.*	340	28,536
Gigamon, Inc.*	405	8,104
Global Payments, Inc.	1,720	197,336
Google, Inc., Class A*	470	300,034
Google, Inc., Class C*	521	316,987
The Hackett Group, Inc.	800	11,000
Hewlett-Packard Co.	10,330	264,551
Higher One Holdings, Inc.*	1,415	2,788
Imation Corp.*	790	1,683
Imperva, Inc.*	160	10,477
Infinera Corp.*	1,085	21,223
Integrated Device Technology, Inc.*	1,265	25,680
Intuit, Inc.	680	60,350
IPG Photonics Corp.*	5,880	446,704
Ixia*	1,095	15,867
IXYS Corp.	580	6,473
Jabil Circuit, Inc.	11,715	262,065
Juniper Networks, Inc.	4,590	118,009
Lam Research Corp.	3,180	207,749
Leidos Holdings, Inc.	4,535	187,341
LogMeln, Inc.*	335	22,834
Manhattan Associates, Inc.*	870	54,201
Maxim Integrated Products, Inc.	2,420	80,828
Mentor Graphics Corp.	170	4,187
Microsoft Corp.	15,725	695,988

	Shares	Value
MicroStrategy, Inc., Class A*	180	$35,365
Motorola Solutions, Inc.	3,600	246,168
Multi-Fineline Electronix, Inc.*	1,025	17,118
NeoPhotonics Corp.*	210	1,430
NeuStar, Inc., Class A*,1	700	19,047
OSI Systems, Inc.*	35	2,694
Palo Alto Networks, Inc.	3,490	600,280
Paycom Software, Inc.*	910	32,678
PC Connection, Inc.	345	7,152
Pegasystems, Inc.	1,205	29,655
Pericom Semiconductor Corp.	670	12,228
Progress Software Corp.*	125	3,229
RingCentral, Inc., Class A*	440	7,986
Sabre Corp.	6,860	186,455
Sanmina Corp.*	780	16,669
Sapiens International Corp. N.V.	210	2,419
Silicon Laboratories, Inc.*	30	1,246
Stamps.com, Inc.*	320	23,683
Super Micro Computer, Inc.*	100	2,726
Sykes Enterprises, Inc.*	100	2,550
Tableau Software, Inc., Class A*	1,820	145,200
Tech Data Corp.*	260	17,810
Tessera Technologies, Inc.	635	20,580
Texas Instruments, Inc.	9,700	480,344
Tyler Technologies, Inc.*	215	32,102
VeriSign, Inc.*,1	440	31,046
Visa, Inc., Class A	7,850	546,831
Xerox Corp.	10,330	100,511
Xilinx, Inc.	5,990	253,976
Total Information Technology		14,684,365
Materials - 1.9%
AEP Industries, Inc.*	165	9,459
Air Products & Chemicals, Inc.	1,360	173,509
Ashland, Inc.	1,660	167,029
Avery Dennison Corp.	2,230	126,151
Cabot Corp.	5,600	176,736
Chemtura Corp.*	1,275	36,490
Cliffs Natural Resources, Inc.	5,290	12,908
Commercial Metals Co.	1,040	14,092
The Dow Chemical Co.	3,270	138,648
Flotek Industries, Inc.*,1	250	4,175
Graphic Packaging Holding Co.	350	4,476
Innospec, Inc.	60	2,791
LyondellBasell Industries N.V., Class A	6,410	534,338
Neenah Paper, Inc.	100	5,828
Newmont Mining Corp.	4,320	69,422

6

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.9% (continued)
Schweitzer-Mauduit International, Inc.	65	$2,235
Sealed Air Corp.	12,295	576,390
Stepan Co.	70	2,913
Trinseo, S.A.*,1	555	14,014
United States Steel Corp.	10,030	104,513
Total Materials		2,176,117
Telecommunication Services - 1.5%
AT&T, Inc.	18,000	586,440
CenturyLink, Inc.	2,980	74,858
Cincinnati Bell, Inc.*	1,410	4,399
FairPoint Communications, Inc.*	220	3,390
IDT Corp., Class B	565	8,080
Inteliquent, Inc.	940	20,990
Verizon Communications, Inc.	21,860	951,129
Windstream Holdings, Inc.	9,704	59,584
Total Telecommunication Services		1,708,870
Utilities - 1.5%
American States Water Co.	465	19,251
American Water Works Co, Inc.	6,035	332,408
Atlantic Power Corp.	1,270	2,362
CenterPoint Energy, Inc.	12,095	218,194
Chesapeake Utilities Corp.	10	531
Cleco Corp.	90	4,792
IDACORP, Inc.	410	26,531
Middlesex Water Co.	145	3,457
New Jersey Resources Corp.	445	13,363
Ormat Technologies, Inc.	155	5,275
Public Service Enterprise Group, Inc.	7,840	330,534
Questar Corp.	18,110	351,515
SJW Corp.	80	2,460
UIL Holdings Corp.	55	2,765
Vectren Corp.	8,125	341,331
WGL Holdings, Inc.	340	19,608
Total Utilities		1,674,377
Total Common Stocks (cost $70,031,006)		68,096,916

	Principal Amount
Corporate Bonds and Notes - 1.6%
Financials - 0.5%
General Electric Capital Corp.,
2.900%, 01/09/17	$80,000	82,026
MTN, 1.000%, 01/08/16	55,000	55,093

	Principal Amount	Value
MTN, Series A, 6.750%, 03/15/32	$35,000	$47,474
US Bancorp, MTN, 2.200%, 04/25/19	120,000	121,991
Wells Fargo & Co.,
2.625%, 12/15/16	95,000	96,910
MTN, 1.400%, 09/08/17	140,000	140,136
Total Financials		543,630
Industrials - 0.9%
Burlington Northern, Santa Fe LLC, 4.700%, 10/01/19	25,000	27,494
Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	65,000	65,212
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	55,000	55,566
Exxon Mobil Corp., 0.921%, 03/15/17	70,000	70,197
International Business Machines Corp., 4.000%, 06/20/42	81,000	74,879
Johnson & Johnson, 0.700%, 11/28/16	80,000	80,104
McDonald’s Corp., MTN, 6.300%, 10/15/37	20,000	24,232
Medtronic, Inc., 0.875%, 02/27/17	40,000	40,011
PepsiCo, Inc., 2.500%, 05/10/16	75,000	75,893
Pfizer, Inc., 6.200%, 03/15/19	70,000	79,982
Union Pacific Corp., 3.646%, 02/15/24	105,000	109,790
United Parcel Service, Inc., 6.200%, 01/15/38	55,000	71,264
Verizon Communications, Inc., 2.625%, 02/21/20[1]	118,000	118,472
Wal-Mart Stores, Inc., 6.500%, 08/15/37	65,000	85,505
The Walt Disney Co., 1.350%, 08/16/16	60,000	60,447
Total Industrials		1,039,048
Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	70,000	93,251
Dominion Resources, Inc., 4.450%, 03/15/21	30,000	32,365
Georgia Power Co., 5.400%, 06/01/40	25,000	26,958
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	80,000	84,828
Total Utilities		237,402
Total Corporate Bonds and Notes (cost $1,801,343)		1,820,080
U.S. Government and Agency Obligations - 32.5%
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC,
0.875%, 10/14/16 to 02/22/17	520,000	522,407

7

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 6.5% (continued)
1.375%, 05/01/20	$105,000	$104,951
FHLMC Gold Pool,
2.500%, 07/01/28 to 04/01/30	268,260	274,603
3.000%, 01/01/29 to 07/01/45	1,660,969	1,693,048
3.500%, 03/01/42 to 08/01/45	2,254,077	2,349,167
4.000%, 08/01/43 to 07/01/45	1,787,190	1,906,262
4.500%, 02/01/39 to 03/01/44	364,307	396,003
5.000%, 07/01/35 to 07/01/41	152,255	167,706
5.500%, 04/01/38 to 01/01/39	77,906	86,651
Total Federal Home Loan Mortgage Corporation		7,500,798
Federal National Mortgage Association - 4.3%
FNMA,
0.875%, 05/21/18	270,000	269,908
1.875%, 02/19/19	265,000	271,219
2.000%, 01/01/30	78,948	78,777
2.500%, 04/01/28	205,323	211,334
2.625%, 09/06/24	175,000	179,423
3.000%, 03/01/42 to 08/01/43	776,747	790,024
3.500%, 11/01/25 to 07/01/43	785,508	825,167
4.000%, 12/01/21 to 11/01/44	569,400	608,195
4.500%, 07/01/39 to 09/01/43	879,499	955,946
5.000%, 09/01/33 to 10/01/41	553,245	611,174
5.500%, 02/01/35 to 06/01/38	70,427	79,020
Total Federal National Mortgage Association		4,880,187
U.S. Treasury Obligations - 21.7%
U.S. Treasury Bonds,
2.750%, 08/15/42	2,460,000	2,399,445
3.125%, 11/15/41	910,000	959,878
U.S. Treasury Notes,
0.625%, 12/15/16 to 08/31/17	2,040,000	2,043,204

	Principal Amount	Value
0.750%, 12/31/17 to 03/31/18	$4,085,000	$4,082,004
0.875%, 04/15/17 to 07/15/18	3,715,000	3,720,933
1.000%, 03/31/17	555,000	559,101
1.375%, 05/31/20 to 08/31/20	2,080,000	2,083,887
1.500%, 05/31/19	790,000	800,682
1.625%, 07/31/20	270,000	273,334
1.875%, 11/30/21	600,000	607,855
2.250%, 11/15/24	2,025,000	2,063,337
2.500%, 05/15/24	2,845,000	2,964,134
2.625%, 08/15/20	1,430,000	1,513,612
3.125%, 05/15/21	725,000	786,313
Total U.S. Treasury Obligations		24,857,719
Total U.S. Government and Agency Obligations (cost $36,927,266)		37,238,704
Short-Term Investments - 4.8%
Repurchase Agreements - 0.7%[2]
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $879,568 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $897,156)	879,565	879,565

	Shares
Other Investment Companies - 4.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	4,679,520	4,679,520
Total Short-Term Investments (cost $5,559,085)		5,559,085
Total Investments - 98.4% (cost $114,318,700)		112,714,785
Other Assets, less Liabilities - 1.6%		1,821,580
Net Assets - 100.0%		$114,536,365

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 7.5%
AMC Entertainment Holdings, Inc., Class A	2,120	$53,403
American Eagle Outfitters, Inc.[1]	4,910	76,743
Bassett Furniture Industries, Inc.	1,470	40,940
Belmond, Ltd., Class A*	3,180	32,150
Black Diamond, Inc.*	2,010	12,623
Build-A-Bear Workshop, Inc.*	5,940	112,207
The Children’s Place, Inc.	820	47,289
Columbia Sportswear Co.	140	8,231
Cooper Tire & Rubber Co.	3,880	153,299
Cooper-Standard Holding, Inc.*	260	15,080
Cracker Barrel Old Country Store, Inc.[1]	155	22,828
Express, Inc.*	2,040	36,455
Group 1 Automotive, Inc.	745	63,437
Hooker Furniture Corp.	1,830	43,078
Isle of Capri Casinos, Inc.*	3,310	57,726
Marriott Vacations Worldwide Corp.	330	22,486
Scholastic Corp.	2,660	103,634
Taylor Morrison Home Corp., Class A*	1,980	36,947
Total Consumer Discretionary		938,556
Consumer Staples - 3.4%
Central Garden and Pet Co., Class A*	2,030	32,703
Dean Foods Co.	8,475	140,007
Fresh Del Monte Produce, Inc.	4,115	162,584
Ingles Markets, Inc., Class A	10	478
Post Holdings, Inc.*	230	13,593
SpartanNash Co.	2,980	77,033
Total Consumer Staples		426,398
Energy - 5.5%
Alon USA Energy, Inc.	4,510	81,496
Atwood Oceanics, Inc.[1]	2,810	41,616
Delek US Holdings, Inc.	750	20,775
Matrix Service Co.*	3,450	77,522
McDermott International, Inc.*	6,560	28,208
Navios Maritime Acquisition Corp.	22,100	77,792
Pacific Ethanol, Inc.*	8,115	52,666
PDC Energy, Inc.*	3,160	167,512
Teekay Tankers, Ltd., Class A	19,990	137,931
TETRA Technologies, Inc.*	560	3,310
Triangle Petroleum Corp.*	70	99
Total Energy		688,927
Financials - 43.3%
Access National Corp.	1,060	21,592

	Shares	Value
AG Mortgage Investment Trust, Inc.	5,660	$86,145
Ambac Financial Group, Inc.*	7,330	106,065
AmTrust Financial Services, Inc.[1]	160	10,077
ARMOUR Residential REIT, Inc.	8,455	169,438
Ashford Hospitality Trust, Inc.	3,370	20,557
BancorpSouth, Inc.	6,030	143,333
BBCN Bancorp, Inc.	1,775	26,661
Cardinal Financial Corp.	7,130	164,061
Cathay General Bancorp	6,240	186,950
CenterState Banks, Inc.	5,790	85,113
Chemical Financial Corp.	950	30,732
Cowen Group, Inc., Class A*	4,060	18,514
DiamondRock Hospitality Co.	14,050	155,252
Enterprise Financial Services Corp.	1,410	35,490
EPR Properties	1,185	61,110
Fidelity Southern Corp.	3,620	76,527
First American Financial Corp.	6,880	268,802
First Defiance Financial Corp.	1,550	56,668
First Financial Bancorp	8,630	164,660
First Industrial Realty Trust, Inc.	960	20,112
First NBC Bank Holding Co.*	410	14,366
Flagstar Bancorp, Inc.*	9,340	192,030
Great Southern Bancorp, Inc.	1,840	79,672
Great Western Bancorp, Inc.	3,650	92,600
HCI Group, Inc.	1,140	44,198
Heartland Financial USA, Inc.	2,080	75,483
Heritage Commerce Corp.	1,245	14,118
Hersha Hospitality Trust	971	22,003
Highwoods Properties, Inc.	4,250	164,688
HomeTrust Bancshares, Inc.*	3,220	59,731
Independent Bank Corp.	3,700	54,612
INTL. FCStone, Inc.*	4,500	111,105
LaSalle Hotel Properties	7,130	202,421
Lexington Realty Trust	3,780	30,618
LTC Properties, Inc.	3,230	137,824
Mack-Cali Realty Corp.	7,220	136,314
Maiden Holdings, Ltd.	1,650	22,902
MainSource Financial Group, Inc.	350	7,126
MGIC Investment Corp.*	17,960	166,310
Monogram Residential Trust, Inc.[1]	11,640	108,368
Nelnet, Inc., Class A	3,020	104,522
New Residential Investment Corp.	3,115	40,806
One Liberty Properties, Inc.	1,440	30,715
Park National Corp.	1,140	102,851

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 43.3% (continued)
Pinnacle Financial Partners, Inc.	2,400	$118,584
Preferred Bank	1,770	55,932
PrivateBancorp, Inc.	6,770	259,494
PS Business Parks, Inc.	2,485	197,259
Republic Bancorp, Inc., Class A	690	16,940
Stock Yards Bancorp, Inc.	1,555	56,524
Strategic Hotels & Resorts, Inc.*	3,950	54,470
Sunstone Hotel Investors, Inc.	12,890	170,535
Symetra Financial Corp.	1,230	38,917
Trustmark Corp.	4,110	95,229
United Fire Group, Inc.	3,910	137,046
Universal Insurance Holdings, Inc.	7,800	230,412
Walker & Dunlop, Inc.*	1,400	36,512
Xenia Hotels & Resorts, Inc.	2,100	36,666
Total Financials		5,427,762
Health Care - 4.3%
Affymetrix, Inc.*	1,350	11,529
AMN Healthcare Services, Inc.*	370	11,104
Amsurg Corp.*	240	18,650
Anacor Pharmaceuticals, Inc.*	485	57,089
Emergent BioSolutions, Inc.*	1,260	35,897
Five Star Quality Care, Inc.*	6,210	19,189
Greatbatch, Inc.*	260	14,669
ICU Medical, Inc.*	970	106,215
Invacare Corp.	340	4,920
Magellan Health, Inc.*	530	29,378
Merit Medical Systems, Inc.*	3,320	79,381
Merrimack Pharmaceuticals, Inc.*	4,625	39,359
Orthofix International NV*	1,500	50,625
Owens & Minor, Inc.	720	22,997
WellCare Health Plans, Inc.*	415	35,765
Total Health Care		536,767
Industrials - 14.6%
ABM Industries, Inc.	1,170	31,953
Acacia Research Corp.	3,260	29,601
ACCO Brands Corp.*	17,750	125,493
Actuant Corp., Class A	730	13,425
Aerojet Rocketdyne Holdings, Inc.*	6,420	103,876
Aircastle, Ltd.	2,800	57,708
ArcBest Corp.	10	258
Argan, Inc.	2,660	92,249
Atlas Air Worldwide Holdings, Inc.*	2,010	69,466
Barnes Group, Inc.	1,640	59,122

	Shares	Value
Deluxe Corp.	2,450	$136,563
Dycom Industries, Inc.*	340	24,602
EMCOR Group, Inc.	2,970	131,422
Ennis, Inc.	2,440	42,358
Federal Signal Corp.	5,900	80,889
Global Brass & Copper Holdings, Inc.	4,580	93,936
The Greenbrier Cos., Inc.	1,350	43,348
HNI Corp.	1,285	55,126
Hurco Cos., Inc.	1,320	34,637
Hyster-Yale Materials Handling, Inc.	510	29,493
Kaman Corp.	1,030	36,926
LSI Industries, Inc.	980	8,271
Lydall, Inc.*	3,620	103,134
MRC Global, Inc.*	8,280	92,322
National Presto Industries, Inc.	690	58,139
PAM Transportation Services, Inc.*	1,415	46,766
SkyWest, Inc.	1,520	25,354
Teledyne Technologies, Inc.*	540	48,762
Titan International, Inc.	2,470	16,327
Titan Machinery, Inc.*	4,105	47,125
Universal Forest Products, Inc.	655	37,780
West Corp.	1,480	33,152
YRC Worldwide, Inc.*	930	12,332
Total Industrials		1,821,915
Information Technology - 10.7%
Advanced Energy Industries, Inc.*	1,740	45,762
Advanced Micro Devices, Inc.*	18,390	31,631
Alpha & Omega Semiconductor, Ltd.*	3,870	30,147
AVX Corp.	1,960	25,656
Comtech Telecommunications Corp.	10	206
Convergys Corp.	520	12,017
CSG Systems International, Inc.	420	12,936
Dealertrack Technologies, Inc.*	490	30,948
EMCORE Corp.*	11,460	77,928
ePlus, Inc.*	1,630	128,884
Fairchild Semiconductor International, Inc.*	11,075	155,493
Ixia*	5,230	75,783
IXYS Corp.	2,120	23,659
Mentor Graphics Corp.	2,110	51,969
Multi-Fineline Electronix, Inc.*	6,900	115,230
NeoPhotonics Corp.*	2,730	18,591
NeuStar, Inc., Class A*,1	2,580	70,202
OSI Systems, Inc.*	380	29,245
PC Connection, Inc.	1,090	22,596

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.7% (continued)
Progress Software Corp.*	1,200	$30,996
Sanmina Corp.*	6,685	142,858
Stamps.com, Inc.*	255	18,873
Sykes Enterprises, Inc.*	1,210	30,855
Tech Data Corp.*	1,770	121,245
Tessera Technologies, Inc.	1,125	36,461
Total Information Technology		1,340,171
Materials - 2.2%
Commercial Metals Co.	9,905	134,213
Flotek Industries, Inc.*,1	3,130	52,271
Innospec, Inc.	670	31,162
Schweitzer-Mauduit International, Inc.	830	28,535
Stepan Co.	695	28,919
Total Materials		275,100
Telecommunication Services - 1.1%
Cincinnati Bell, Inc.*	14,510	45,271
IDT Corp., Class B	2,420	34,606
Inteliquent, Inc.	2,520	56,272
Total Telecommunication Services		136,149
Utilities - 7.2%
American States Water Co.	4,780	197,892
Atlantic Power Corp.	2,990	5,561
Chesapeake Utilities Corp.	230	12,208
Cleco Corp.	820	43,657
IDACORP, Inc.	3,200	207,072
Middlesex Water Co.	1,890	45,058

	Shares	Value
New Jersey Resources Corp.	4,090	$122,823
Ormat Technologies, Inc.	920	31,308
SJW Corp.	930	28,598
UIL Holdings Corp.	790	39,713
WGL Holdings, Inc.	2,990	172,433
Total Utilities		906,323
Total Common Stocks (cost $13,375,386)		12,498,068

	Principal Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 2.4%[2]
Royal Bank of Scotland PLC, dated 09/30/15, due 10/01/15, 0.090%, total to be received $295,933 (collateralized by various U.S. Government Agency Obligations, 0.094% - 3.625%, 01/31/16 - 02/15/44, totaling $301,852)	$295,932	295,932

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%	51,496	51,496
Total Short-Term Investments (cost $347,428)		347,428
Total Investments - 102.6% (cost $13,722,814)		12,845,496
Other Assets, less Liabilities - (2.6)%		(323,471)
Net Assets - 100.0%		$12,522,025

AMG Managers High Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2015

	Shares	Value
Common Stocks - 0.2%
Industrials - 0.2%
Reichhold Cayman Equity[4] (cost $0)	148	$64,972

	Principal Amount
Corporate Bonds and Notes - 91.6%
Financials - 5.8%
Ally Financial, Inc.,
3.500%, 01/27/19	$75,000	74,039
4.125%, 03/30/20	150,000	148,687
4.625%, 05/19/22	15,000	14,775
4.625%, 03/30/25	135,000	127,912
5.125%, 09/30/24	35,000	34,694
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	165,000	172,631
Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	60,000	23,250
CIT Group, Inc.,
3.875%, 02/19/19	100,000	99,688
5.500%, 02/15/19 (a)	120,000	124,800
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	84,825
Communications Sales & Leasing, Inc., 8.250%, 10/15/23	100,000	86,000
Corrections Corp. of America,
4.125%, 04/01/20	50,000	50,000
4.625%, 05/01/23	110,000	106,150
5.000%, 10/15/22	25,000	25,188
General Motors Financial Co., Inc.,
3.450%, 04/10/22	5,000	4,816
4.250%, 05/15/23	30,000	29,435
International Lease Finance Corp.,
4.625%, 04/15/21	25,000	25,188
5.875%, 04/01/19	185,000	194,990
6.250%, 05/15/19	40,000	42,700
Interval Acquisition Corp., 5.625%, 04/15/23 (a)	65,000	64,350
Newfield Exploration Co., 5.750%, 01/30/22	35,000	34,125
Serta Simmons Bedding LLC, 8.125%, 10/01/20 (a)	235,000	247,631
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	30,625
Total Financials		1,846,499
Industrials - 84.7%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	70,000	71,225
21st Century Oncology, Inc., 11.000%, 05/01/23 (a)	65,000	60,938
ACCO Brands Corp., 6.750%, 04/30/20	110,000	114,950
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,375

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
The ADT Corp.,
3.500%, 07/15/22	$95,000	$84,550
6.250%, 10/15/21[1]	10,000	10,362
AECOM,
5.750%, 10/15/22 (a)	20,000	20,163
5.875%, 10/15/24 (a)	25,000	25,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	125,000	130,000
Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)[1]	70,000	63,875
Aircastle, Ltd.,
5.125%, 03/15/21	20,000	20,100
7.625%, 04/15/20	70,000	78,837
Alere, Inc.,
6.375%, 07/01/23 (a)	15,000	15,262
6.500%, 06/15/20	20,000	20,400
Allegion PLC, 5.875%, 09/15/23	15,000	15,412
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	30,900
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)	200,000	182,500
AMC Entertainment, Inc., 5.750%, 06/15/25	85,000	82,875
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	25,031
6.625%, 10/15/22	55,000	55,550
American Energy-Permian Basin LLC / AEPB Finance Corp.,
7.125%, 11/01/20 (a)[1]	20,000	11,800
7.375%, 11/01/21 (a)[1]	40,000	23,400
8.000%, 06/15/20 (a)	35,000	31,675
Amkor Technology, Inc.,
6.375%, 10/01/22[1]	125,000	116,016
6.625%, 06/01/21	60,000	57,225
Anixter, Inc., 5.500%, 03/01/23 (a)	80,000	79,000
Antero Resources Corp.,
5.125%, 12/01/22	20,000	17,300
5.375%, 11/01/21	40,000	35,400
6.000%, 12/01/20	15,000	13,950
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	25,000	20,625
Arch Coal, Inc.,
7.000%, 06/15/19	35,000	2,800
7.250%, 06/15/21	95,000	6,175
8.000%, 01/15/19 (a)[1]	20,000	2,300
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	208,875
Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)	155,000	157,131

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Ashland, Inc., 4.750%, 08/15/22 (b)[4]	$195,000	$183,300
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	36,750
Aspect Software, Inc., 10.625%, 05/15/17	80,000	68,000
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	32,400
Atwood Oceanics, Inc., 6.500%, 02/01/20	75,000	60,562
Audatex North America, Inc., 6.000%, 06/15/21 (a)	150,000	150,861
Avaya, Inc., 7.000%, 04/01/19 (a)	115,000	91,712
AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	65,000	67,519
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.125%, 06/01/22 (a)	10,000	9,688
5.500%, 04/01/23[1]	95,000	92,319
B&G Foods, Inc., 4.625%, 06/01/21	55,000	53,144
Baytex Energy Corp., 5.625%, 06/01/24 (a)	20,000	15,900
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	82,662
Berry Petroleum Co. LLC, 6.375%, 09/15/22	20,000	6,088
Berry Plastics Escrow LLC / Berry Plastics Escrow Corp., 6.000%, 10/15/22 (a)[7]	20,000	20,150
Blackboard, Inc., 7.750%, 11/15/19 (a)	80,000	67,600
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	75,000	71,625
Bombardier, Inc.,
7.500%, 03/15/25 (a)	105,000	79,275
7.750%, 03/15/20 (a)	40,000	34,400
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22[1]	40,000	14,500
8.625%, 10/15/20[1]	70,000	31,150
Building Materials Corp. of America, 6.750%, 05/01/21 (a)	45,000	48,094
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	112,475
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[1,8]	125,000	103,125
9.000%, 02/15/20[1,8]	490,000	404,075
11.250%, 06/01/17[8]	115,000	92,575
California Resources Corp., 6.000%, 11/15/24[1]	85,000	50,947
Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	20,000	17,514
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.125%, 05/01/23 (a)	75,000	69,330
5.250%, 03/15/21	40,000	39,495
5.375%, 05/01/25 (a)[1]	195,000	178,181
6.625%, 01/31/22	55,000	55,550
Central Garden and Pet Co., 8.250%, 03/01/18[1]	134,000	136,010
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	145,000	124,519

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
CenturyLink, Inc.,
Series W, 6.750%, 12/01/23[1]	$130,000	$114,238
The Chemours Co.,
6.625%, 05/15/23 (a)[1]	65,000	43,875
7.000%, 05/15/25 (a)	20,000	13,200
Chesapeake Energy Corp.,
4.875%, 04/15/22[1]	50,000	32,875
6.125%, 02/15/21[1]	25,000	17,547
6.625%, 08/15/20[1]	100,000	74,812
6.875%, 11/15/20	15,000	11,100
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	23,969
7.375%, 06/15/21	80,000	83,900
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	28,000
9.000%, 03/15/19 (a)	145,000	116,362
Clean Harbors, Inc., 5.250%, 08/01/20	110,000	111,650
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	84,894
Series B, 6.500%, 11/15/22	325,000	327,438
Series A, 7.625%, 03/15/20	55,000	55,069
Series B, 7.625%, 03/15/20	155,000	155,969
CNH Industrial Capital LLC, 3.625%, 04/15/18	50,000	48,844
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	68,075
CommScope Technologies Finance LLC, 6.000%, 06/15/25 (a)	55,000	52,903
CommScope, Inc.,
5.000%, 06/15/21 (a)	30,000	29,438
5.500%, 06/15/24 (a)	20,000	19,175
Comstock Resources, Inc., 10.000%, 03/15/20 (a)	80,000	56,000
Concho Resources, Inc., 5.500%, 04/01/23	5,000	4,788
CONSOL Energy, Inc., 5.875%, 04/15/22	30,000	20,325
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.,
6.125%, 03/01/22	10,000	8,707
6.250%, 04/01/23 (a)	35,000	29,925
CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22	20,000	16,400
Dana Holding Corp.,
5.375%, 09/15/21	25,000	24,719
5.500%, 12/15/24	55,000	53,212
6.000%, 09/15/23	60,000	60,750

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Dana Holding Corp.,
6.750%, 02/15/21	$25,000	$26,031
DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	70,000	67,375
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	100,000	104,200
Denbury Resources, Inc.,
4.625%, 07/15/23	55,000	29,975
5.500%, 05/01/22	95,000	57,000
DISH DBS Corp.,
5.000%, 03/15/23	175,000	147,000
5.875%, 07/15/22	185,000	164,188
5.875%, 11/15/24	80,000	68,150
6.750%, 06/01/21	195,000	188,296
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	151,512
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	109,000	106,275
Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	75,000	73,219
Entegris, Inc., 6.000%, 04/01/22 (a)	65,000	66,219
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22	65,000	52,325
9.375%, 05/01/20[1]	170,000	147,050
Equinix, Inc.,
5.375%, 01/01/22	25,000	25,000
5.750%, 01/01/25	20,000	19,950
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	105,000	71,925
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	110,000	84,150
First Data Corp.,
8.250%, 01/15/21 (a)	225,000	234,000
8.750%, 01/15/22 (a)	290,000	303,775
12.625%, 01/15/21	155,000	176,506
FMG Resources August 2006 Pty, Ltd.,
6.875%, 04/01/22 (a)[1]	50,000	32,500
8.250%, 11/01/19 (a)[1]	95,000	76,119
Frontier Communications Corp.,
6.250%, 09/15/21	20,000	16,750
6.875%, 01/15/25	35,000	27,781
10.500%, 09/15/22 (a)	50,000	48,875
11.000%, 09/15/25 (a)	175,000	169,750
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	35,600
GCI, Inc., 6.750%, 06/01/21	90,000	92,025
General Cable Corp., 5.750%, 10/01/22 (b)	95,000	81,225

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
General Motors Co., 4.875%, 10/02/23	$175,000	$178,358
The Geo Group, Inc., 5.875%, 01/15/22	60,000	62,100
The Goodyear Tire & Rubber Co.,
6.500%, 03/01/21	40,000	42,050
8.750%, 08/15/20	65,000	77,025
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (a)	120,000	120,900
The Gymboree Corp., 9.125%, 12/01/18	75,000	24,000
H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	90,000	87,750
Halcon Resources Corp.,
8.625%, 02/01/20 (a)	20,000	16,700
13.000%, 02/15/22 (a)[1]	106,000	68,502
HCA Holdings, Inc., 6.250%, 02/15/21	30,000	32,025
HCA, Inc.,
5.250%, 04/15/25	25,000	25,594
5.375%, 02/01/25	340,000	337,450
6.500%, 02/15/20	25,000	27,312
7.500%, 02/15/22	475,000	537,938
HD Supply, Inc., 5.250%, 12/15/21 (a)	70,000	70,612
HealthSouth Corp.,
5.750%, 11/01/24 (a)	30,000	29,700
5.750%, 09/15/25 (a)	30,000	29,175
7.750%, 09/15/22	42,000	43,838
The Hertz Corp.,
5.875%, 10/15/20[1]	80,000	79,480
6.250%, 10/15/22[1]	75,000	75,562
7.375%, 01/15/21[1]	80,000	83,000
Hexion, Inc.,
6.625%, 04/15/20	255,000	218,025
8.875%, 02/01/18	80,000	64,400
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	58,094
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	60,000	55,500
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (a)	25,000	25,188
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	41,500
Hologic, Inc., 5.250%, 07/15/22 (a)	75,000	76,031
HRG Group, Inc., 7.750%, 01/15/22 (a)	15,000	14,775
Huntsman International LLC,
4.875%, 11/15/20[1]	100,000	87,390
5.125%, 11/15/22 (a)[1]	60,000	51,600
iHeartCommunications, Inc.,
9.000%, 03/01/21	105,000	88,620

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
iHeartCommunications, Inc.,
10.625%, 03/15/23	$45,000	$38,362
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	77,062
INEOS Group Holdings, S.A., 5.875%, 02/15/19 (a)[1]	200,000	186,750
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	60,000	54,000
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[6]	115,000	101,631
Infor US, Inc., 6.500%, 05/15/22 (a)	185,000	170,200
Intelsat Jackson Holdings S.A.,
5.500%, 08/01/23	105,000	87,150
6.625%, 12/15/22[1]	55,000	43,175
7.250%, 04/01/19	50,000	47,062
7.250%, 10/15/20	355,000	327,044
7.500%, 04/01/21	35,000	32,419
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	110,000	73,012
International Game Technology PLC, 6.250%, 02/15/22 (a)	200,000	187,000
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	105,000	108,609
10.000%, 08/15/18 (b)	35,000	33,470
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	50,562	50,436
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	70,262
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	60,000	62,100
Italics Merger Sub, Inc., 7.125%, 07/15/23 (a)	90,000	86,175
J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	63,000
Jack Cooper Holdings Corp., 10.250%, 06/01/20 (a), (b)	120,000	108,600
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,350
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	44,031	31,262
Kindred Healthcare, Inc.,
8.000%, 01/15/20 (a)	60,000	63,750
8.750%, 01/15/23 (a)	25,000	27,188
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	157,388
KLX, Inc., 5.875%, 12/01/22 (a)	90,000	88,003
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19[1]	69,000	56,235
Laredo Petroleum, Inc., 5.625%, 01/15/22	35,000	31,500
Lear Corp., 5.250%, 01/15/25	65,000	64,025
Legacy Reserves, L.P. / Legacy Reserves Finance Corp.,
6.625%, 12/01/21	40,000	27,400
8.000%, 12/01/20	70,000	50,750
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	59,025
Level 3 Financing, Inc.,
5.125%, 05/01/23 (a)	60,000	57,450

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Level 3 Financing, Inc.,
5.375%, 05/01/25 (a)	$60,000	$57,187
Linn Energy LLC / Linn Energy Finance Corp.,
6.250%, 11/01/19 (b)	50,000	13,000
7.750%, 02/01/21	100,000	23,500
8.625%, 04/15/20	10,000	2,750
LSB Industries, Inc., 7.750%, 08/01/19	104,000	99,190
LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	90,000	85,500
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	105,000	82,294
Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,
4.875%, 04/15/20 (a)	25,000	23,969
5.500%, 04/15/25 (a)	35,000	31,325
5.625%, 10/15/23 (a)	40,000	36,450
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,
4.875%, 12/01/24	30,000	27,600
4.875%, 06/01/25	115,000	106,064
5.500%, 02/15/23	85,000	82,769
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	55,000	60,362
MEG Energy Corp.,
6.375%, 01/30/23 (a)	75,000	59,062
7.000%, 03/31/24 (a)	100,000	80,000
Memorial Production Partners, L.P. / Memorial Production Finance Corp.,
6.875%, 08/01/22	30,000	18,450
7.625%, 05/01/21	80,000	54,400
MGM Resorts International,
5.250%, 03/31/20	155,000	153,450
6.000%, 03/15/23[1]	160,000	155,800
6.750%, 10/01/20	30,000	31,125
7.750%, 03/15/22	180,000	192,375
Micron Technology, Inc.,
5.250%, 01/15/24 (a)	55,000	50,600
5.500%, 02/01/25	25,000	23,000
5.875%, 02/15/22	25,000	24,750
Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (a)	85,000	84,894
Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	41,400
Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[6]	65,000	67,275
Neptune Finco Corp., 10.875%, 10/15/25 (a)[7]	200,000	202,500
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	69,375
Nexstar Broadcasting, Inc.,
6.125%, 02/15/22 (a)	25,000	24,750

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	$120,000	$124,050
The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	40,000	39,950
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	115,000	111,838
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	10,850
Numericable-SFR SAS, 6.000%, 05/15/22 (a)	200,000	193,250
NXP B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	208,750
Oasis Petroleum, Inc., 6.875%, 03/15/22[1]	85,000	67,770
Omega US Sub LLC, 8.750%, 07/15/23 (a)	75,000	66,562
Orbital ATK, Inc., 5.250%, 10/01/21	60,000	61,050
Oshkosh Corp.,
5.375%, 03/01/22	45,000	45,900
5.375%, 03/01/25	20,000	20,000
Outfront Media Capital LLC / Outfront Media Capital Corp.,
5.250%, 02/15/22	20,000	20,050
5.625%, 02/15/24	15,000	15,262
Peabody Energy Corp.,
6.250%, 11/15/21	85,000	17,850
6.500%, 09/15/20	15,000	3,188
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	110,000	111,925
Plantronics, Inc., 5.500%, 05/31/23 (a)	45,000	45,225
Post Holdings, Inc.,
6.000%, 12/15/22 (a)	50,000	48,125
6.750%, 12/01/21 (a)	10,000	10,025
7.375%, 02/15/22	140,000	142,625
7.750%, 03/15/24 (a)[1]	75,000	77,062
8.000%, 07/15/25 (a)[1]	45,000	46,462
Quebecor Media, Inc., 5.750%, 01/15/23	180,000	177,975
Quebecor World, Escrow, 6.500%, 08/01/27*,4,8	165,000	433
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	60,125
Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	110,381
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	24,825
Range Resources Corp., 4.875%, 05/15/25 (a)	45,000	40,275
Regal Entertainment Group, 5.750%, 03/15/22	55,000	54,244
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.000%, 10/01/22	35,000	34,222
5.500%, 04/15/23[1]	45,000	43,762
5.875%, 03/01/22	20,000	20,522
Reichhold Holdings International B.V.,
12.000%, 03/13/17[4]	81,388	81,388

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Reichhold Holdings International B.V.,
15.000%, 03/13/17[4]	$51,765	$51,765
Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[4,6,8]	151,046	—
Reichhold LLC, 12.000%, 03/13/17[4]	35,000	35,000
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	145,000	146,812
9.000%, 04/15/19	230,000	234,025
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21	135,000	135,675
Rite Aid Corp., 6.125%, 04/01/23 (a)	110,000	109,588
Riverbed Technology Inc., 8.875%, 03/01/23 (a)	100,000	91,250
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	105,525
RSP Permian, Inc., 6.625%, 10/01/22	15,000	14,475
Sabine Pass Liquefaction LLC,
5.625%, 03/01/25 (a)	25,000	22,125
5.750%, 05/15/24	100,000	89,500
6.250%, 03/15/22	100,000	93,500
Sabre GLBL, Inc., 5.375%, 04/15/23 (a)	70,000	69,300
Sanchez Energy Corp., 6.125%, 01/15/23[1]	55,000	37,125
SandRidge Energy, Inc., 8.125%, 10/15/22	70,000	15,400
SBA Telecommunications, Inc., 5.750%, 07/15/20	45,000	46,519
The Scotts Miracle-Gro Co., 6.625%, 12/15/20	60,000	62,475
Sensata Technologies BV, 5.000%, 10/01/25 (a)	20,000	18,825
Service Corp. International, 7.500%, 04/01/27	115,000	130,525
Sinclair Television Group, Inc.,
5.375%, 04/01/21	85,000	83,406
6.125%, 10/01/22	40,000	39,800
Sirius XM Radio, Inc.,
4.625%, 05/15/23 (a)	25,000	23,469
5.375%, 04/15/25 (a)	85,000	81,388
5.750%, 08/01/21 (a)[1]	125,000	125,547
6.000%, 07/15/24 (a)	15,000	15,112
SM Energy Co.,
5.625%, 06/01/25	30,000	25,875
6.125%, 11/15/22	10,000	9,310
6.500%, 01/01/23	10,000	9,350
Spectrum Brands, Inc.,
5.750%, 07/15/25 (a)	40,000	41,000
6.375%, 11/15/20	35,000	37,100

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Sprint Capital Corp.,
6.875%, 11/15/28	$15,000	$10,800
8.750%, 03/15/32	435,000	339,300
Sprint Corp.,
7.250%, 09/15/21	45,000	36,956
7.625%, 02/15/25	50,000	38,844
7.875%, 09/15/23	535,000	434,353
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.,
4.125%, 11/15/19 (a)	20,000	18,050
6.750%, 03/15/24 (a)	55,000	52,594
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	14,738
5.500%, 09/15/24 (a)	45,000	43,875
Tempur Sealy International, Inc.,
5.625%, 10/15/23 (a)	60,000	60,525
6.875%, 12/15/20	60,000	63,750
Tenet Healthcare Corp.,
4.500%, 04/01/21	10,000	9,888
4.750%, 06/01/20	90,000	91,294
6.000%, 10/01/20	65,000	68,738
6.750%, 06/15/23[1]	245,000	244,388
8.125%, 04/01/22	190,000	202,426
Terex Corp.,
6.000%, 05/15/21	140,000	136,150
6.500%, 04/01/20	60,000	61,200
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	93,000	90,675
6.125%, 10/15/21	45,000	44,438
6.250%, 10/15/22 (a)	20,000	19,600
Time, Inc., 5.750%, 04/15/22 (a)	80,000	75,000
T-Mobile USA, Inc.,
6.633%, 04/28/21	45,000	45,225
6.731%, 04/28/22	210,000	210,000
TransDigm, Inc., 6.500%, 05/15/25 (a)	60,000	56,625
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	80,000	75,200
Triumph Group, Inc., 4.875%, 04/01/21	80,000	75,200
UCI International, Inc., 8.625%, 02/15/19	115,000	92,575
Ultra Petroleum Corp., 6.125%, 10/01/24 (a)	50,000	28,750
United Rentals North America, Inc.,
6.125%, 06/15/23	40,000	40,075

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
United Rentals North America, Inc.,
7.375%, 05/15/20	$35,000	$36,925
7.625%, 04/15/22	100,000	106,500
United States Cellular Corp., 6.700%, 12/15/33	50,000	44,250
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/23 (a)	235,000	225,159
6.125%, 04/15/25 (a)	125,000	119,375
6.750%, 08/15/21 (a)	100,000	101,250
7.250%, 07/15/22 (a)	130,000	132,860
7.500%, 07/15/21 (a)	280,000	289,100
Videotron, Ltd., 5.375%, 06/15/24 (a)	35,000	34,562
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	180,000	181,800
Vista Outdoor, Inc., 5.875%, 10/01/23 (a)	35,000	35,700
Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	40,000	38,800
Whiting Petroleum Corp.,
1.250%, 04/01/20 (a)	25,000	20,484
5.750%, 03/15/21	105,000	91,402
6.250%, 04/01/23	50,000	43,500
Williams Partners, L.P. / ACMP Finance Corp., 6.125%, 07/15/22	60,000	61,105
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)	200,000	198,000
Windstream Corp.,
6.375%, 08/01/23[1]	75,000	54,326
7.500%, 04/01/23[1]	55,000	40,975
7.750%, 10/01/21	230,000	179,295
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	19,450
6.000%, 01/15/21 (a)	56,000	56,280
WPX Energy, Inc.,
5.250%, 09/15/24[1]	25,000	20,250
8.250%, 08/01/23[1]	85,000	77,350
WR Grace & Co., 5.625%, 10/01/24 (a)	10,000	9,838
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	150,000	129,188
XPO Logistics, Inc., 6.500%, 06/15/22 (a)	80,000	67,950
Zayo Group LLC / Zayo Capital, Inc.,
6.000%, 04/01/23 (a)	120,000	116,700
6.375%, 05/15/25 (a)	35,000	33,688
Zebra Technologies Corp., 7.250%, 10/15/22 (a)	140,000	149,450
ZF North America Capital, Inc., 4.750%, 04/29/25 (a)	175,000	161,000
Total Industrials		26,850,063

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 1.1%
AES Corp.,
4.875%, 05/15/23	$25,000	$22,062
7.375%, 07/01/21	125,000	130,312
Dynegy, Inc.,
7.375%, 11/01/22	80,000	81,100
7.625%, 11/01/24	40,000	40,600
NRG Energy, Inc.,
6.250%, 07/15/22	40,000	36,600
7.875%, 05/15/21	45,000	45,844
Total Utilities		356,518
Total Corporate Bonds and Notes (cost $31,775,654)		29,053,080
Floating Rate Senior Loan Interests - 4.7%
21st Century Oncology Holdings, Inc., Tranche B Term Loan, 6.500%, 04/30/22 (12/31/15)	99,750	95,511
Accellent, Inc., Initial Term Loan (First Lien), 4.500%, 03/12/21 (10/14/15)	98,500	98,426
American Energy - Marcelus, LLC, Initial Loan (First Lien), 5.250%, 08/04/20 (11/05/15)	65,000	37,158
Bway Intermediate Company, Inc., Initial Term Loan,
5.500%, 08/14/20 (11/23/15)	61,524	61,389
5.500%, 08/14/20 (12/07/15)	2,664	2,658
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.750%, 07/31/22 (10/30/15)	70,000	68,775
Clear Channel Communications, Inc., Term Loan D, 6.944%, 01/30/19 (10/30/15)	34,927	29,077
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (10/30/15)	99,001	89,595
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (10/31/15)	100,000	85,667
Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien),
5.000%, 12/10/21 (12/31/15)	93,345	94,065
5.000%, 12/10/21 (12/31/15)	942	949
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (12/31/15)	98,750	98,688
Integra Telecom Holdings, Inc., Term Loan B,
5.250%, 08/14/20 (10/30/15)	65,000	64,702
5.250%, 08/14/20 (11/30/15)	21,760	21,660
5.250%, 08/14/20 (12/31/15)	40,003	39,820
Neiman Marcus Group, Inc., Other Term Loan,
4.250%, 10/25/20 (10/30/15)	400	392
4.250%, 10/25/20 (12/08/15)	157,195	154,203
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (12/31/15)	98,749	97,618
Riverbed Technology Inc., Term Loan, 6.000%, 04/24/22 (12/31/15)	79,600	79,863
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (10/30/15)	97,021	97,234
Vertaforce, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (12/29/15)	45,000	45,352
Wilton Brands LLC (FKA Wilton Brands Inc.), Tranche B Loan, 8.500%, 08/30/18 (11/27/15)	131,183	128,396
Total Floating Rate Senior Loan Interests (cost $1,549,545)		1,491,198

AMG Managers High Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 10.7%
Repurchase Agreements - 8.3%[2]
Daiwa Capital Markets America, dated 09/30/15, due 10/01/15, 0.200%, total to be received $1,000,006 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/01/15 - 09/09/49, and cash totaling $1,020,000)	$1,000,000	$1,000,000
Merrill Lynch, Pierce. Fenner & Smith, Inc., dated 09/30/15, due 10/01/15, 0.130%, total to be received $627,360 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 10/20/41 - 05/20/45, totaling $639,905)	627,358	627,358
Nomura Securities International, Inc., dated 09/30/15, due 10/01/15, 0.140%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/15/15 - 09/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,627,358

	Shares
Other Investment Companies - 2.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%[10]	753,880	753,880
Total Short-Term Investments (cost $3,381,238)		3,381,238

Total Investments - 107.2% (cost $36,706,437)		33,990,488
Other Assets, less Liabilities - (7.2)%		(2,278,243)
Net Assets - 100.0%		$31,712,245

AMG Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2015

	Principal Amount	Value
Asset-Backed Securities - 6.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.250%, 06/17/31 (10/17/15) (a)[9,10]	$1,222,106	$1,198,721
American Residential Properties, Series 2014-SFR1, Class A, 1.307%, 09/17/31 (10/17/15) (a)[9,10]	1,870,000	1,834,917
Colony American Homes, Series 2014-2A, Class A, 1.145%, 07/17/31 (10/17/15) (a)[9]	897,206	879,041
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.400%, 12/17/30 (10/17/15) (a)[9,10]	2,906,833	2,875,800
Series 2014-SFR1, Class A, 1.207%, 06/17/31 (10/17/15) (a)[9]	650,000	638,281
Series 2015-SFR3, Class A, 1.507%, 08/17/32 (10/17/15) (a)[9]	496,969	489,818
Progress Residential Trust,
Series 2014-SFR1, Class A, 1.307%, 10/17/31 (10/17/15) (a)[9]	900,000	883,484
Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)	3,000,000	2,978,627
Total Asset-Backed Securities (cost $11,883,541)		11,778,689
Mortgage-Backed Securities - 4.0%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.472%, 11/25/35 (11/25/15)[9]	76,513	67,318
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.534%, 04/25/44 (11/25/15)[9]	118,120	111,193
Series 2005-1, Class 5A1, 2.535%, 06/25/45 (11/25/15)[9]	45,657	45,083
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	127,222	127,343
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.614%, 12/20/34 (11/20/15)[9]	111,277	99,647
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.718%, 04/25/35 (11/25/15)[9]	116,145	102,494
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4, 5.795%, 04/12/38[5]	1,718,565	1,730,318
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-HYB2, Class 1A4, 2.715%, 05/20/35 (11/20/15)[9]	88,943	83,503
Series 2005-HYB8, Class 1A1, 2.487%, 12/20/35 (11/20/15)[9]	106,070	86,775
Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.614%, 11/25/34 (10/25/15) (a)4,[9]	122,917	108,375
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A1A, 5.998%, 06/15/38[5]	867,532	887,403
Series 2006-C3, Class A3, 5.998%, 06/15/38[5]	904,562	914,813
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.544%, 03/25/35 (10/25/15) (a)[4,9]	178,553	153,051
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.130%, 05/25/34 (11/25/15)[9]	38,992	36,410
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.426%, 11/19/34 (11/19/15)[9]	69,470	64,526
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.029%, 06/15/38[5]	397,157	404,337
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[10]	539,154	573,115
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, 5.291%, 01/12/44[5]	174,883	174,838
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.948%, 08/25/35[5,10]	772,649	756,867
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.544%, 03/25/35 (10/25/15) (a)[4,9]	209,593	173,563
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A2, 5.935%, 06/15/45	26,113	26,233

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 4.0% (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3, 5.765%, 07/15/45[5]	$708,625	$721,732
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	205,156	211,294
Total Mortgage-Backed Securities (cost $7,866,852)		7,660,231
U.S. Government and Agency Obligations - 106.0%
Federal Home Loan Mortgage Corporation - 35.3%
FHLMC,
2.349%, 11/01/33 (12/15/15)[9,10]	919,507	982,415
2.470%, 01/01/36 (12/15/15)[9,10]	1,943,603	2,080,401
2.790%, 02/01/37 (12/15/15)[9]	59,538	64,111
FHLMC Gold Pool,
3.000%, 06/01/45	1,781,080	1,807,084
3.500%, 04/01/32 to 01/01/44[10]	11,952,149	12,528,854
3.500%, TBA 30 years,[7,11]	4,900,000	5,098,297
4.000%, 05/01/24 to 07/01/44[10]	6,694,260	7,150,138
4.000%, TBA 30 years,[7,11]	22,000,000	23,403,441
4.500%, 02/01/20 to 09/01/41[10]	3,163,942	3,410,247
5.000%, 05/01/18 to 07/01/41[10]	4,296,981	4,723,636
5.500%, 11/01/17 to 01/01/40[10]	3,463,826	3,841,093
6.000%, 09/01/17 to 01/01/24[10]	909,068	992,178
7.000%, 07/01/19	104,026	110,033
7.500%, 07/01/34[10]	859,536	1,037,516
Total Federal Home Loan Mortgage Corporation		67,229,444
Federal National Mortgage Association - 47.1%
FNMA,
1.979%, 06/01/34 (11/25/15)[9,10]	662,242	690,377
2.318%, 08/01/34 (11/25/15)[9]	284,115	302,134
2.500%, 02/01/43	816,555	800,883
3.000%, 03/01/43 to 04/01/45[10]	3,474,435	3,531,632
3.500%, 05/01/42 to 06/01/45[10]	10,478,974	10,955,499
3.500%, TBA 30 years,[7,11]	17,600,000	18,324,814
4.000%, 01/01/26 to 07/01/45[10]	13,419,395	14,363,202
4.000%, TBA 30 years,[7,11]	12,400,000	13,216,871
4.500%, 04/01/25 to 05/01/45[7,10]	12,503,305	13,591,241
4.500%, TBA 30 years,[7,11]	3,800,000	4,117,384
4.750%, 07/01/34 to 09/01/34	319,535	353,900
5.000%, 06/01/18 to 06/01/41	1,242,845	1,359,319
5.500%, 03/01/17 to 08/01/41[10]	3,335,120	3,732,540

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 47.1% (continued)
FNMA,
6.000%, 08/01/17 to 06/01/39[10]	$2,199,599	$2,428,614
6.500%, 11/01/28 to 07/01/32	105,090	112,110
7.000%, 11/01/22[10]	498,141	544,204
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[10]	608,972	674,760
Series 2005-13, Class AF, 0.594%, 03/25/35 (10/25/15)[9,10]	332,613	333,339
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 7.061%, 10/25/42[5]	71,541	83,466
Total Federal National Mortgage Association		89,516,289
Government National Mortgage Association - 22.5%
GNMA,
2.000%, 05/20/21 (11/20/15)[9]	11,680	11,914
3.000%, 03/20/16 to 06/20/45[9,10]	4,287,531	4,399,172
3.000%, TBA 30 years,[7,11]	3,200,000	3,265,438
3.500%, 08/15/43 to 09/20/45[7,10]	4,286,074	4,511,046
3.500%, TBA 30 years,[7,11]	8,600,000	9,010,849
4.000%, 06/20/43 to 12/20/44[7,10]	3,316,241	3,574,866
4.000%, TBA 30 years,[7,11]	9,100,000	9,695,235
4.500%, 06/15/39 to 05/15/41[10]	896,410	979,888
5.000%, 09/15/39 to 10/20/41[10]	5,017,548	5,598,632
5.500%, 10/15/39 to 11/15/39[10]	1,608,155	1,819,004
7.500%, 09/15/28 to 11/15/31	21,815	22,862
Total Government National Mortgage Association		42,888,906
Interest Only Strips - 1.1%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	1,478	322
Series 233, Class 5, 4.500%, 09/15/35	96,632	19,772
FHLMC REMICS,
Series 2380, Class SI, 7.693%, 06/15/31 (10/15/15)[4,9]	12,341	2,991
Series 2922, Class SE, 6.543%, 02/15/35 (10/15/15)[9]	117,776	24,793
Series 2934, Class HI, 5.000%, 02/15/20	51,920	3,891
Series 2934, Class KI, 5.000%, 02/15/20	39,318	2,770
Series 2965, Class SA, 5.843%, 05/15/32 (10/15/15)[9]	248,505	46,664
Series 2967, Class JI, 5.000%, 04/15/20	96,004	7,299
Series 2980, Class SL, 6.493%, 11/15/34 (10/15/15)[9]	156,655	42,687
Series 3031, Class BI, 6.483%, 08/15/35 (10/15/15)[9]	313,549	73,047
Series 3065, Class DI, 6.413%, 04/15/35 (10/15/15)[9]	272,662	54,913
Series 3114, Class GI, 6.393%, 02/15/36 (10/15/15)[9]	227,255	52,336
Series 3308, Class S, 6.993%, 03/15/32 (10/15/15)[9]	234,699	51,153

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.1% (continued)
FHLMC REMICS,
Series 3424, Class XI, 6.363%, 05/15/36 (10/15/15)[9]	$248,652	$47,003
Series 3489, Class SD, 7.593%, 06/15/32 (10/15/15)[9]	135,399	32,078
Series 3606, Class SN, 6.043%, 12/15/39 (10/15/15)[9]	331,501	58,392
Series 3685, Class EI, 5.000%, 03/15/19	259,631	11,081
Series 3731, Class IO, 5.000%, 07/15/19	123,600	5,473
Series 3882, Class AI, 5.000%, 06/15/26	199,210	13,003
FNMA,
Series 215, Class 2, 7.000%, 04/25/23[4]	76,886	13,026
Series 222, Class 2, 7.000%, 06/25/23[4]	7,386	1,270
Series 343, Class 21, 4.000%, 09/25/18	73,344	3,157
Series 343, Class 22, 4.000%, 11/25/18	40,564	1,745
Series 351, Class 3, 5.000%, 04/25/34	78,708	14,974
Series 351, Class 4, 5.000%, 04/25/34	46,024	8,756
Series 351, Class 5, 5.000%, 04/25/34	38,808	7,383
Series 365, Class 4, 5.000%, 04/25/36	102,776	18,349
FNMA REMICS,
Series 2003-73, Class SM, 6.406%, 04/25/18 (10/25/15)[4,9]	21,816	234
Series 2004-49, Class SQ, 6.856%, 07/25/34 (10/25/15)[9]	98,844	20,520
Series 2004-51, Class SX, 6.926%, 07/25/34 (10/25/15)[9]	137,617	32,424
Series 2004-64, Class SW, 6.856%, 08/25/34 (10/25/15)[9]	410,078	93,149
Series 2005-12, Class SC, 6.556%, 03/25/35 (10/25/15)[9]	154,689	31,376
Series 2005-45, Class SR, 6.526%, 06/25/35 (10/25/15)[9]	326,732	67,887
Series 2005-65, Class KI, 6.806%, 08/25/35 (10/25/15)[9,10]	751,279	164,746
Series 2005-89, Class S, 6.506%, 10/25/35 (10/25/15)[9]	765,311	163,121
Series 2006-3, Class SA, 5.956%, 03/25/36 (10/25/15)[9]	158,273	29,070
Series 2007-75, Class JI, 6.351%, 08/25/37 (10/25/15)[9]	159,355	29,549
Series 2008-86, Class IO, 4.500%, 03/25/23	233,979	10,758
Series 2010-37, Class GI, 5.000%, 04/25/25	269,995	10,699
Series 2010-65, Class IO, 5.000%, 09/25/20	378,219	25,415
Series 2010-121, Class IO, 5.000%, 10/25/25	137,432	7,868
Series 2011-69, Class AI, 5.000%, 05/25/18	328,873	13,561
Series 2011-88, Class WI, 3.500%, 09/25/26	380,411	43,338
Series 2011-124, Class IC, 3.500%, 09/25/21	342,018	20,536
Series 2012-126, Class SJ, 4.806%, 11/25/42 (10/25/15)[9]	748,156	137,881
GNMA,
Series 2011-32, Class KS, 11.682%, 06/16/34 (10/16/15)[9]	279,781	47,415
Series 2011-94, Class IS, 6.491%, 06/16/36 (10/16/15)[9]	250,674	33,497
Series 2011-157, Class SG, 6.384%, 12/20/41 (10/20/15)[9]	1,005,243	232,519

AMG Managers Intermediate Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.1% (continued)
GNMA,
Series 2011-167, Class IO, 5.000%, 12/16/20	$282,886	$15,968
Series 2012-34, Class KS, 5.841%, 03/16/42 (10/16/15)[9]	429,315	95,416
Series 2012-69, Class QI, 4.000%, 03/16/41	303,039	50,586
Series 2012-103, Class IB, 3.500%, 04/20/40	265,169	32,033
Total Interest Only Strips		2,027,894
Total U.S. Government and Agency Obligations (cost $197,860,230)		201,662,533

Short-Term Investments - 30.6%
U.S. Treasury Bills - 0.0%#
U. S. Treasury Bills, 0.17%, 06/23/16[12,13]	90,000	89,889

	Shares
Other Investment Companies - 30.6%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%[10]	14,500,000	14,500,000
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%[10]	14,608,521	14,608,521
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	14,524,934	14,524,934
JPMorgan Prime Money Market Fund, Capital Shares, 0.10%	14,500,390	14,500,390
Total Other Investment Companies		58,133,845
Total Short-Term Investments (cost $58,223,703)		58,223,734
Total Investments - 146.8% (cost $275,834,326)		279,325,187
Other Assets, less Liabilities - (46.8)%		(89,049,744)
Net Assets - 100.0%		$190,275,443

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (unaudited) September 30, 2015

	Principal Amount	Value
Asset-Backed Securities - 7.3%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.250%, 06/17/31 (10/17/15) (a)[9]	$1,842,936	$1,807,672
American Residential Properties, Series 2014-SFR1, Class A, 1.307%, 09/17/31 (10/17/15) (a)[9]	3,230,000	3,169,402
AmeriCredit Automobile Receivables Trust,
Series 2011-3, Class D, 4.040%, 07/10/17	3,855,976	3,867,123
Series 2012-1, Class C, 2.670%, 01/08/18	227,976	228,814
Colony American Homes,
Series 2014-2A, Class A, 1.145%, 07/17/31 (10/17/15) (a)[9]	2,248,930	2,203,398
Series 2015-1A, Class A, 1.407%, 07/17/32 (10/17/15) (a)[9]	2,428,840	2,398,786
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.400%, 12/17/30 (10/17/15) (a)[9]	1,265,738	1,252,225
Series 2014-SFR1, Class A, 1.207%, 06/17/31 (10/17/15) (a)[9]	1,125,000	1,104,717
Series 2015-SFR3, Class A, 1.507%, 08/17/32 (10/17/15) (a)[9]	3,677,568	3,624,651
Progress Residential Trust, Series 2014-SFR1, Class A, 1.307%, 10/17/31 (10/17/15) (a)[9]	1,680,000	1,649,170
Santander Drive Auto Receivables Trust,
Series 2012-3, Class D, 3.640%, 05/15/18	3,657,000	3,726,019
Series 2012-4, Class C, 2.940%, 12/15/17	2,255,594	2,272,824
Total Asset-Backed Securities (cost $27,553,652)		27,304,801
Mortgage-Backed Securities - 1.0%
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	28,050	28,076
Bank of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.315%, 09/10/47[5]	874,824	873,910
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4, 5.795%, 04/12/38[5]	1,209,842	1,218,117
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.694%, 02/25/35 (10/26/15)[4,9]	358,840	149,825
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	469,565	479,875
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.587%, 03/12/44[5]	755,465	756,061
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.544%, 01/25/45 (10/25/15)[9]	403,073	372,455
Total Mortgage-Backed Securities (cost $4,304,943)		3,878,319
U.S. Government and Agency Obligations - 82.5%
Federal Home Loan Mortgage Corporation - 22.1%
FHLMC,
2.125%, 11/01/33 (12/15/15)[9]	879,517	930,382
2.345%, 10/01/28 (12/15/15)[9]	30,786	32,468
2.351%, 11/01/33 (12/15/15)[9]	1,045,219	1,113,893
2.355%, 12/01/33 (12/15/15)[9]	1,458,333	1,561,310
2.358%, 10/01/33 (12/15/15)[9]	1,106,828	1,181,434
2.361%, 10/01/33 (12/15/15)[9]	1,786,034	1,900,052
2.375%, 12/01/32 (12/15/15)[9]	471,095	501,616
2.379%, 05/01/34 (12/15/15)[9]	1,914,954	2,036,394
2.482%, 07/01/34 (12/15/15)[9]	356,769	380,305

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 22.1% (continued)
FHLMC,
2.493%, 03/01/34 (12/15/15)[9]	$2,691,197	$2,871,556
2.499%, 04/01/34 (12/15/15)[9]	653,504	697,282
2.513%, 09/01/33 (12/15/15)[9]	1,843,580	1,965,885
2.579%, 02/01/23 (12/15/15)[9]	212,532	225,299
2.715%, 06/01/35 (12/15/15)[9]	654,863	699,954
2.790%, 02/01/37 (12/15/15)[9]	711,057	765,669
FHLMC Gold Pool,
4.000%, 05/01/24 to 11/01/26	7,827,577	8,375,009
4.500%, 05/01/19 to 03/01/31	6,381,612	6,798,001
5.000%, 10/01/18 to 11/01/20	3,125,193	3,283,566
5.500%, 01/01/20 to 08/01/40[7]	17,886,460	19,673,786
6.000%, 02/01/22 to 01/01/24	4,936,697	5,406,187
6.500%, 03/01/18 to 10/01/23	353,785	379,389
7.000%, 06/01/17 to 07/01/19	144,695	151,337
7.500%, 12/01/15 to 03/01/33	303,439	368,027
FHLMC REMICS,
Series 2427, Class LW, 6.000%, 03/15/17	279,990	287,666
Series 2429, Class HB, 6.500%, 12/15/23	553,244	621,929
Series 2541, Class ED, 5.000%, 12/15/17	1,362,976	1,411,066
Series 2627, Class BM, 4.500%, 06/15/18	111,473	115,339
Series 2631, Class PD, 4.500%, 06/15/18	36,947	38,327
Series 2645, Class BY, 4.500%, 07/15/18	1,256,259	1,298,671
Series 2653, Class PA, 4.000%, 07/15/31	1,502,388	1,531,820
Series 2668, Class AZ, 4.000%, 09/15/18	625,233	644,076
Series 2682, Class LC, 4.500%, 07/15/32	534,946	544,999
Series 2683, Class JB, 4.000%, 09/15/18	398,986	410,517
Series 2684, Class PE, 5.000%, 01/15/33	122,704	124,818
Series 2763, Class JD, 3.500%, 10/15/18	25,659	25,692
Series 2786, Class BC, 4.000%, 04/15/19	138,828	143,913
Series 2809, Class UC, 4.000%, 06/15/19	152,761	157,900
Series 2877, Class PA, 5.500%, 07/15/33	133,451	139,834
Series 2882, Class UM, 4.500%, 08/15/19	18,612	18,610
Series 2935, Class LM, 4.500%, 02/15/35	436,905	449,882
Series 3013, Class GA, 5.000%, 06/15/34	117,982	118,744
Series 3033, Class CI, 5.500%, 01/15/35	247,843	258,000
Series 3535, Class CA, 4.000%, 05/15/24	128,420	132,457
Series 3609, Class LA, 4.000%, 12/15/24	447,124	464,297
Series 3632, Class AG, 4.000%, 06/15/38	273,586	284,720
Series 3653, Class JK, 5.000%, 11/15/38	254,655	271,275

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 22.1% (continued)
FHLMC REMICS,
Series 3659, Class EJ, 3.000%, 06/15/18[10]	$2,636,250	$2,686,996
Series 3683, Class AD, 2.250%, 06/15/20	747,817	753,424
Series 3756, Class DA, 1.200%, 11/15/18	486,112	487,654
Series 3818, Class UA, 1.350%, 02/15/17	309,172	310,005
Series 3827, Class CA, 1.500%, 04/15/17	126,166	126,534
Series 3846, Class CK, 1.500%, 09/15/20	155,214	156,043
Series 3990, Class GF, 0.607%, 03/15/41 (10/15/15)[9]	7,691,491	7,719,204
Total Federal Home Loan Mortgage Corporation		83,033,213
Federal National Mortgage Association - 49.1%
FNMA,
1.853%, 08/01/34 (11/25/15)[9]	268,553	281,456
1.918%, 02/01/33 (11/25/15)[9]	1,300,298	1,361,516
1.963%, 08/01/33 (11/25/15)[9]	478,302	501,590
1.965%, 01/01/24 (11/25/15)[9]	499,585	509,017
1.977%, 09/01/33 (11/25/15)[9]	884,843	932,858
1.979%, 06/01/34 (11/25/15)[9]	830,845	866,142
1.985%, 03/01/36 (11/25/15)[9]	1,018,830	1,070,790
2.151%, 01/01/34 (11/25/15)[9]	683,764	719,937
2.175%, 01/01/36 (11/25/15)[9]	64,885	69,382
2.193%, 03/01/34 (11/25/15)[9]	264,157	281,173
2.194%, 12/01/33 (11/25/15)[9]	570,927	609,553
2.195%, 01/01/33 (11/25/15)[9]	32,444	33,226
2.292%, 07/01/34 (11/25/15)[9]	1,463,145	1,554,424
2.310%, 02/01/37 (11/25/15)[9]	313,036	334,567
2.318%, 08/01/34 (11/25/15)[9]	355,144	377,668
2.320%, 03/01/33 (11/25/15)[9]	421,459	449,645
2.326%, 04/01/37 (11/25/15)[9,10]	5,361,465	5,692,572
2.328%, 10/01/35 (11/25/15)[9]	1,486,805	1,567,725
2.336%, 08/01/36 (11/25/15)[9]	205,075	217,513
2.345%, 09/01/33 (11/25/15)[9]	584,917	617,501
2.367%, 05/01/33 (11/25/15)[9]	1,780,547	1,893,130
2.371%, 09/01/37 (11/25/15)[9]	232,704	246,225
2.375%, 12/01/34 (11/25/15)[9]	2,594,723	2,768,782
2.404%, 01/01/36 (11/25/15)[9]	48,554	51,799
2.412%, 01/01/26 (11/25/15)[9]	235,259	243,508
2.422%, 01/01/25 (11/25/15)[9]	388,163	405,925
2.425%, 01/01/34 (11/25/15)[9]	1,829,890	1,953,879
2.428%, 12/01/34 (11/25/15)[9]	2,163,011	2,307,860
2.435%, 01/01/33 (11/25/15)[9]	1,162,997	1,240,665

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.1% (continued)
FNMA,
2.445%, 06/01/33 (11/25/15)[9]	$407,143	$430,991
2.480%, 06/01/35 to 05/01/36 (11/25/15)[9]	395,194	421,522
2.495%, 05/01/34 (11/25/15)[9]	1,827,315	1,946,247
2.498%, 04/01/34 (11/25/15)[9]	592,747	632,514
2.528%, 04/01/34 (11/25/15)[9]	650,831	694,515
2.546%, 06/01/34 (11/25/15)[9]	2,382,543	2,537,251
2.552%, 11/01/34 (11/25/15)[9]	3,651,378	3,892,263
2.566%, 01/01/36 (11/25/15)[9]	3,802,585	4,058,086
2.678%, 08/01/35 (11/25/15)[9]	1,561,122	1,663,353
3.000%, TBA 15 years,[7,11]	19,300,000	20,097,630
3.500%, TBA 15 years,[7,11]	10,000,000	10,562,500
4.000%, 10/01/21 to 08/01/30	944,160	1,005,940
4.500%, 10/01/19 to 10/01/44	6,413,899	6,911,282
5.000%, 10/01/18 to 09/01/25	10,617,785	11,241,439
5.500%, 11/01/17 to 08/01/41	41,061,401	46,178,101
6.000%, 09/01/19 to 08/01/37	10,140,962	11,271,130
6.500%, 04/01/17 to 08/01/32	4,260,325	4,962,894
7.000%, 11/01/22	1,856,691	2,028,376
7.500%, 08/01/33 to 09/01/33	70,029	83,303
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.434%, 05/25/32 (10/26/15)[9]	278,734	272,768
Series 2003-T4, Class 1A, 0.414%, 09/26/33 (10/26/15)[9]	14,152	14,039
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	515,355	589,143
Series 1994-76, Class J, 5.000%, 04/25/24	147,505	153,394
Series 2001-63, Class FA, 0.763%, 12/18/31 (10/18/15)[9]	491,893	499,401
Series 2001-76, Class UD, 5.500%, 01/25/17	345,659	354,368
Series 2002-47, Class FD, 0.594%, 08/25/32 (10/25/15)[9]	522,309	527,402
Series 2002-56, Class UC, 5.500%, 09/25/17	162,354	168,200
Series 2002-74, Class FV, 0.644%, 11/25/32 (10/25/15)[9]	923,229	931,044
Series 2003-2, Class FA, 0.694%, 02/25/33 (10/25/15)[9]	449,435	455,004
Series 2003-3, Class HJ, 5.000%, 02/25/18	104,977	108,196
Series 2003-64, Class YA, 3.000%, 05/25/23	100,302	101,714
Series 2004-1, Class AC, 4.000%, 02/25/19	78,829	81,152
Series 2004-21, Class AE, 4.000%, 04/25/19	345,722	356,552
Series 2004-27, Class HB, 4.000%, 05/25/19	170,571	176,046
Series 2004-28, Class MD, 4.500%, 01/25/34	1,819,067	1,980,635
Series 2004-53, Class NC, 5.500%, 07/25/24	286,132	313,653

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 49.1% (continued)
FNMA REMICS,
Series 2005-13, Class AF, 0.594%, 03/25/35 (10/25/15)[9]	$620,025	$621,378
Series 2005-19, Class PA, 5.500%, 07/25/34	128,900	139,080
Series 2005-29, Class TC, 5.000%, 04/25/35	1,287	1,287
Series 2005-58, Class EP, 5.500%, 07/25/35	322,861	355,641
Series 2005-68, Class PB, 5.750%, 07/25/35	63,017	67,376
Series 2005-68, Class PC, 5.500%, 07/25/35	369,811	394,764
Series 2005-100, Class BQ, 5.500%, 11/25/25	840,653	917,941
Series 2005-100, Class GC, 5.000%, 12/25/34	161,883	163,382
Series 2006-18, Class PD, 5.500%, 08/25/34	58,523	59,927
Series 2007-56, Class FN, 0.564%, 06/25/37 (10/25/15)[9]	226,894	228,050
Series 2007-69, Class AB, 5.500%, 12/25/32	24,504	24,577
Series 2008-59, Class KB, 4.500%, 07/25/23	161,890	168,028
Series 2010-12, Class AC, 2.500%, 12/25/18	214,121	217,612
Series 2010-48, Class GV, 5.000%, 05/25/21	973,608	986,676
Series 2011-60, Class UC, 2.500%, 09/25/39	407,262	415,915
Series 2011-60, Class UE, 3.000%, 09/25/39	988,827	1,020,300
Series 2011-115, Class FK, 0.564%, 10/25/39 (10/25/15)[9]	7,348,241	7,364,613
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 6.437%, 12/25/42[5]	19,281	22,554
Series 2003-W4, Class 4A, 7.061%, 10/25/42[5]	429,245	500,794
Series 2003-W13, Class AV2, 0.474%, 10/25/33 (10/26/15)[4,9]	29,242	28,132
Series 2004-W5, Class F1, 0.644%, 02/25/47 (10/25/15)[9]	494,020	497,373
Series 2004-W14, Class 1AF, 0.594%, 07/25/44 (10/25/15)[9]	1,974,835	1,946,290
Series 2005-W2, Class A1, 0.394%, 05/25/35 (10/25/15)[9]	1,392,633	1,377,015
Total Federal National Mortgage Association		184,380,781
Government National Mortgage Association - 6.1%
GNMA,
1.625%, 12/20/21 to 09/20/35 (11/20/15)[9]	4,378,923	4,553,976
1.750%, 04/20/24 to 03/20/37 (11/20/15)[9]	1,190,359	1,230,021
2.000%, 06/20/22 (11/20/15)[9]	47,435	48,965
2.500%, 07/20/18 to 08/20/21 (11/20/15)[9]	38,773	39,783
2.750%, 10/20/17 (11/20/15)[9]	9,466	9,655
3.000%, 11/20/17 to 03/20/21 (11/20/15)[9]	47,071	48,747
3.500%, 07/20/18 (11/20/15)[9]	15,872	16,300
4.000%, 09/15/18	196,348	207,497
4.500%, 04/15/18 to 07/15/24	1,291,634	1,361,792
6.000%, 01/15/36	7,875,652	9,160,336
9.500%, 12/15/17	1,065	1,108

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 6.1% (continued)
GNMA,
Series 2000-36, Class F, 0.759%, 11/16/30 (10/16/15)[9]	$543,921	$547,622
Series 2005-47, Class QC, 5.000%, 11/20/32	3,241,353	3,371,759
Series 2010-2, Class F, 0.759%, 01/16/40 (10/16/15)[9]	1,128,412	1,142,002
Series 2010-14, Class DC, 4.500%, 07/20/37	906,281	922,511
Total Government National Mortgage Association		22,662,074
Interest Only Strips - 1.8%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	104,522	29,181
Series 233, Class 5, 4.500%, 09/15/35	49,302	10,088
FHLMC REMICS,
Series 2649, Class IM, 7.000%, 07/15/33	372,171	95,377
Series 2763, Class KS, 6.443%, 10/15/18 (10/15/15)[4,9]	31,477	140
Series 2922, Class SE, 6.543%, 02/15/35 (10/15/15)[9]	265,472	55,884
Series 2934, Class HI, 5.000%, 02/15/20	74,171	5,558
Series 2934, Class KI, 5.000%, 02/15/20	45,871	3,232
Series 2965, Class SA, 5.843%, 05/15/32 (10/15/15)[9]	615,327	115,544
Series 2967, Class JI, 5.000%, 04/15/20	225,917	17,177
Series 2980, Class SL, 6.493%, 11/15/34 (10/15/15)[9]	345,712	94,204
Series 2981, Class SU, 7.593%, 05/15/30 (10/15/15)[9]	291,819	63,372
Series 3031, Class BI, 6.483%, 08/15/35 (10/15/15)[9]	958,495	223,300
Series 3065, Class DI, 6.413%, 04/15/35 (10/15/15)[9]	833,506	167,865
Series 3114, Class GI, 6.393%, 02/15/36 (10/15/15)[9]	1,400,028	322,422
Series 3308, Class S, 6.993%, 03/15/32 (10/15/15)[9]	532,396	116,037
Series 3424, Class XI, 6.363%, 05/15/36 (10/15/15)[9]	647,692	122,435
Series 3489, Class SD, 7.593%, 06/15/32 (10/15/15)[9]	303,028	71,791
Series 3606, Class SN, 6.043%, 12/15/39 (10/15/15)[9]	882,527	155,453
Series 3685, Class EI, 5.000%, 03/15/19	579,753	24,743
Series 3731, Class IO, 5.000%, 07/15/19	280,371	12,416
Series 3882, Class AI, 5.000%, 06/15/26	159,336	10,400
FNMA,
Series 92, Class 2, 9.000%, 12/25/16[4]	2,563	90
Series 306, Class IO, 8.000%, 05/25/30[4]	85,162	23,563
Series 365, Class 4, 5.000%, 04/25/36	69,353	12,382
FNMA REMICS,
Series 2001-82, Class S, 7.636%, 05/25/28 (10/25/15)[4,9]	255,800	62,705
Series 2003-48, Class SJ, 5.806%, 06/25/18 (10/25/15)[4,9]	78,501	2,799
Series 2003-73, Class SM, 6.406%, 04/25/18 (10/25/15)[4,9]	28,498	306
Series 2004-49, Class SQ, 6.856%, 07/25/34 (10/25/15)[9]	220,427	45,759
Series 2004-51, Class SX, 6.926%, 07/25/34 (10/25/15)[9]	345,382	81,375

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.8% (continued)
FNMA REMICS,
Series 2004-64, Class SW, 6.856%, 08/25/34 (10/25/15)[9]	$943,657	$214,351
Series 2004-66, Class SE, 6.306%, 09/25/34 (10/25/15)[9]	153,786	31,237
Series 2005-5, Class SD, 6.506%, 01/25/35 (10/25/15)[9]	265,588	46,231
Series 2005-12, Class SC, 6.556%, 03/25/35 (10/25/15)[9]	348,003	70,586
Series 2005-45, Class SR, 6.526%, 06/25/35 (10/25/15)[9]	805,066	167,272
Series 2005-65, Class KI, 6.806%, 08/25/35 (10/25/15)[9]	1,873,764	410,893
Series 2005-66, Class GS, 6.656%, 07/25/20 (10/25/15)[9]	128,052	11,840
Series 2006-3, Class SA, 5.956%, 03/25/36 (10/25/15)[9]	366,307	67,280
Series 2007-75, Class JI, 6.351%, 08/25/37 (10/25/15)[9]	191,187	35,451
Series 2007-85, Class SI, 6.266%, 09/25/37 (10/25/15)[9]	393,453	76,793
Series 2008-86, Class IO, 4.500%, 03/25/23	585,693	26,930
Series 2008-87, Class AS, 7.456%, 07/25/33 (10/25/15)[9]	1,124,294	261,094
Series 2010-37, Class GI, 5.000%, 04/25/25	693,561	27,484
Series 2010-65, Class IO, 5.000%, 09/25/20	977,668	65,697
Series 2010-68, Class SJ, 6.356%, 07/25/40 (10/25/15)[9]	410,658	86,225
Series 2010-105, Class IO, 5.000%, 08/25/20	503,353	36,231
Series 2010-121, Class IO, 5.000%, 10/25/25	368,823	21,116
Series 2011-69, Class AI, 5.000%, 05/25/18	878,578	36,229
Series 2011-88, Class WI, 3.500%, 09/25/26	1,116,189	127,162
Series 2011-124, Class IC, 3.500%, 09/25/21	1,621,668	97,370
Series 2012-126, Class SJ, 4.806%, 11/25/42 (10/25/15)[9]	4,920,500	906,822
GNMA,
Series 2011-32, Class KS, 11.682%, 06/16/34 (10/16/15)[9]	679,714	115,192
Series 2011-94, Class IS, 6.491%, 06/16/36 (10/16/15)[9]	563,195	75,259
Series 2011-146, Class EI, 5.000%, 11/16/41	357,428	90,411
Series 2011-157, Class SG, 6.384%, 12/20/41 (10/20/15)[9]	1,230,373	284,593
Series 2011-167, Class IO, 5.000%, 12/16/20	1,666,042	94,043
Series 2012-34, Class KS, 5.841%, 03/16/42 (10/16/15)[9]	3,296,864	732,735
Series 2012-69, Class QI, 4.000%, 03/16/41	1,603,088	267,603
Series 2012-96, Class IC, 3.000%, 08/20/27	958,017	99,435
Series 2012-101, Class AI, 3.500%, 08/20/27	714,696	84,876
Series 2012-103, Class IB, 3.500%, 04/20/40	1,154,353	139,447
Total Interest Only Strips		6,753,486
U.S. Government Obligations - 3.4%
U.S. Treasury Inflation Indexed Bonds,
0.375%, 07/15/23	9,024,488	8,868,085
2.375%, 01/15/27[10]	3,230,737	3,780,676
Total U.S. Government Obligations		12,648,761
Total U.S. Government and Agency Obligations (cost $302,511,944)		309,478,315

AMG Managers Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 17.3%
U.S. Government and Agency Discount Notes - 13.1%
FHLMC, 0.10%, 10/09/15[12]	$1,220,000	$1,219,992
FHLMC, 0.12%, 10/20/15[12]	2,000,000	1,999,968
FHLMC, 0.23%, 05/02/16[12]	7,000,000	6,990,011
FNMA, 0.00%, 10/01/15[12]	2,000,000	2,000,000
FNMA, 0.06%, 10/14/15[10,12]	6,795,000	6,794,925
FNMA, 0.13%, 11/18/15[12]	5,000,000	4,999,565
FNMA, 0.17%, 02/24/16[12]	10,000,000	9,993,060
FNMA, 0.18%, 01/21/16[12]	5,000,000	4,997,980
FNMA, 0.18%, 01/04/16[12]	10,000,000	9,996,570
Total U.S. Government and Agency Discount Notes		48,992,071
U.S. Treasury Bills - 0.3%
U. S. Treasury Bills, 0.17%, 06/23/16[12,13]	1,030,000	1,028,735

	Shares
Other Investment Companies - 3.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.11%[10]	14,838,851	14,838,851
Total Short-Term Investments (cost $64,853,097)		64,859,657
Total Investments - 108.1% (cost $399,223,636)		405,521,092
Other Assets, less Liabilities - (8.1)%		(30,262,270)
Net Assets - 100.0%		$375,258,822

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$114,449,398	$2,880,363	$(4,614,976)	$(1,734,613)
AMG Chicago Equity Partners Small Cap Value Fund	13,722,814	354,467	(1,231,785)	(877,318)
AMG Managers High Yield Fund	36,707,832	358,714	(3,076,058)	(2,717,344)
AMG Managers Intermediate Duration Government Fund	278,161,003	2,091,354	(927,170)	1,164,184
AMG Managers Short Duration Government Fund	406,749,801	—	(1,228,709)	(1,228,709)

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$11,624,942	36.7%
AMG Managers Intermediate Duration Government Fund	12,213,678	6.4%
AMG Managers Short Duration Government Fund	17,210,021	4.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$866,168	0.8%
AMG Chicago Equity Partners Small Cap Fund	286,519	2.3%
AMG Managers High Yield Fund	2,509,116	7.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the September 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at September 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield	$416,858	1.3%
Managers Intermediate Duration Government Fund	452,832	0.2%
AMG Managers Short Duration Government Fund	296,741	0.1%

[5]	Variable Rate Security: The rate listed is as of September 30, 2015 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	All or part of the security is delayed delivery transaction. The traded amount for delayed delivery securities at September 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$222,650	0.7%
AMG Managers Intermediate Duration Government Fund	89,811,452	47.2%
AMG Managers Short Duration Government Fund	31,241,073	8.3%

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]	Floating Rate Security: The rate listed is as of September 30, 2015. Date in parentheses represents the security’s next coupon rate reset.

Notes to Schedules of Portfolio Investments (continued)

[10]	Some or all of the these securities are segregated as collateral for delayed delivery agreements. At September 30, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$222,650	0.7%
AMG Managers Intermediate Duration Government Fund	89,811,452	47.2%
AMG Managers Short Duration Government Fund	31,241,073	8.3%

[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at September 30, 2015.
[13]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$89,889	0.0	%#
AMG Managers Short Duration Government Fund	1,028,735	0.3%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of September 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$68,096,916	—	—	$68,096,916
Corporate Bonds and Notes††	—	$1,820,080	—	1,820,080
U.S. Government and Agency Obligations††	—	37,238,704	—	37,238,704
Short-Term Investments
Repurchase Agreements	—	879,565	—	879,565
Other Investment Companies	4,679,520	—	—	4,679,520

Total Investments in Securities	$72,776,436	$39,938,349	—	$112,714,785

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$12,498,068	—	—	$12,498,068
Short-Term Investments
Repurchase Agreements	—	$295,932	—	295,932
Other Investment Companies	51,496	—	—	51,496

Total Investments in Securities	$12,549,564	$295,932	—	$12,845,496

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Common Stocks
Industrials	—	—	$64,972	$64,972
Corporate Bonds and Notes
Industrials	—	$26,681,477	168,586	26,850,063
Financials	—	1,846,499	—	1,846,499
Utilities	—	356,518	—	356,518
Floating Rate Senior Loan Interests	—	1,362,802	128,396	1,491,198
Short-Term Investments
Repurchase Agreements	—	2,627,358	—	2,627,358
Other Investment Companies	$753,880	—	—	753,880

Total Investments in Securities	$753,880	$32,874,654	$361,954	$33,990,488

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2015:

AMG Managers High Yield Fund	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests	Total
Balance as of December 31, 2014	—	—	$274,666	$274,666
Accrued discounts (premiums)	—	$671	896	1,567
Realized gain (loss)	—	—	570	570
Change in unrealized appreciation (depreciation)	$64,972	(82,674)	1,197	(16,505)
Purchases	—	163,060	63,863	226,923
Sales	—	(44)	(7,771)	(7,815)
Transfers in to Level 3	—	87,573	69,641	157,214
Transfers out of Level 3	—	—	(274,666)	(274,666)
Balance as of September 30, 2015	$64,972	$168,586	$128,396	$361,954
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015	$64,972	$(82,674)	$1,197	$(16,505)

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in level 3 of the fair value hierarchy as of September 30, 2015. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of September 30, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Common Stocks	$64,972	Enterprise Value	EV Multiple, Discount	7.2-9.1	7.8
Corporate Bonds	168,153	Enterprise Value	EV Multiple, Discount	7.2-9.1	7.8
Corporate Bonds	433	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	128,396	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$361,954

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$11,778,689	—	$11,778,689
Mortgage-Backed Securities	—	7,660,231	—	7,660,231
U.S. Government and Agency Obligations††	—	201,662,533	—	201,662,533
Short-Term Investments
U.S. Treasury Bills	—	89,889	—	89,889
Other Investment Companies	$58,133,845	—	—	58,133,845

Total Investments in Securities	$58,133,845	$221,191,342	—	$279,325,187

TBA Sale Commitments	—	$(3,914,476)	—	$(3,914,476)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$10,974	—	—	$10,974

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(86,677)	—	—	(86,677)

Total Financial Derivative Instruments	$(75,703)	—	—	$(75,703)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$27,304,801	—	$27,304,801
Mortgage-Backed Securities	—	3,878,319	—	3,878,319
U.S. Government and Agency Obligations††	—	309,478,315	—	309,478,315
Short-Term Investments
U.S. Government and Agency Discount Notes	—	48,992,071	—	48,992,071
U.S. Treasury Bills	—	1,028,735	—	1,028,735
Other Investment Companies	$14,838,851	—	—	14,838,851

Total Investments in Securities	$14,838,851	$390,682,241	—	$405,521,092

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$12,751	—	—	$12,751

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(578,180)	—	—	(578,180)

Total Financial Derivative Instruments	$(565,429)	—	—	$(565,429)

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2015, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

At September 30, 2015, the following Fund had TBA forward sale commitments:

AMG Managers Intermediate Duration Government Fund
Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FNMA, 4.500%, TBA 30 years	700,000	10/14/15	$758,811	$(758,203)
GNMA, 3.500%, TBA 30 years	2,300,000	10/21/15	2,409,878	(2,401,188)
GNMA, 4.000%, TBA 30 years	700,000	10/21/15	745,787	(745,281)

Totals			$3,914,476	$(3,904,672)

Notes to Schedules of Portfolio Investments (continued)

At September 30, 2015, the following Funds had open futures contracts:

AMG Managers Intermediate Duration Government Fund
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	4	Short	01/06/16	$(1,073)
5-Year Interest Rate Swap	23	Short	12/16/15	(23,849)
5-Year U.S. Treasury Note	2	Short	01/06/16	(1,427)
10-Year Interest Rate Swap	34	Short	12/16/15	(60,328)
10-Year U.S. Treasury Note	5	Long	12/31/15	6,901
Ultra U.S. Treasury Bond	2	Long	12/31/15	4,073

Total				$(75,703)

AMG Managers Short Duration Government Fund
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	137	Short	01/06/16	$(17,983)
5-Year Interest Rate Swap	413	Short	12/16/15	(349,128)
5-Year U.S. Treasury Note	18	Long	01/06/16	12,751
10-Year Interest Rate Swap	65	Short	12/16/15	(115,333)
10-Year U.S. Treasury Note	29	Short	12/31/15	(40,402)
Ultra U.S. Treasury Bond	27	Short	12/31/15	(55,334)

Total				$(565,429)

INVESTMENTS ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
IO:	Interest Only
LB-UBS:	Lehman Brothers-Union Bank of Switzerland
MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than

Notes to Schedules of Portfolio Investments (continued)

NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund entered into To-Be-Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	November 24, 2015